UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	October 1, 2012 – March 31, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL

PIM

Putnam Master Intermediate Income Trust

Semiannual report 3|31|13

A world of investing.℠

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Master Intermediate
Income Trust

Semiannual report
3 | 31 | 13

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Terms and definitions	13

Other information for shareholders	14

Financial statements	15

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value. You can lose money by investing in the fund.

Message from the Trustees

Dear Fellow Shareholder:

Many macroeconomic risks to global growth have diminished in recent months. A widespread financial collapse in Europe, an economic hard landing in China, and significant fallout from budget sequestration and the fiscal cliff in the United States have not come to pass. While these risks have not entirely dissipated, U.S. equity markets have managed to achieve record highs in the first quarter, recouping all of their losses from the 2008 financial crisis.

In the United States, corporate profits and balance sheets are strong. The Federal Reserve has pledged to keep interest rates at historic lows until the nation’s employment situation meaningfully improves. The U.S. housing market, a significant driver of GDP, has been steadily rebounding. And while the federal budget battle is not yet resolved, the markets appear to believe that Washington lawmakers will eventually reach a resolution.

At Putnam, our investment team employs a measured, balanced approach to managing risk while pursuing returns. It is also important to rely on the guidance of your financial advisor, who can help ensure that your portfolio matches your individual goals and tolerance for risk.

We would like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

Putnam Master Intermediate Income Trust

A multi-sector approach to fixed income

When Putnam Master Intermediate Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the 25 years since then, the fixed-income landscape has undergone a dramatic transformation, but that spirit of ingenuity that helped launch the fund is still with it today. The fund's managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies from across the full spectrum of the global bond markets.

A veteran portfolio management team

D. William Kohli
Portfolio Manager
Co-Head of Fixed Income

Kevin F. Murphy
Portfolio Manager

Michael V. Salm
Portfolio Manager
Co-Head of Fixed Income

Paul D. Scanlon, CFA
Portfolio Manager
Co-Head of Fixed Income

Michael J. Atkin
Portfolio Manager
(Not pictured here)

Diversified holdings across a wide range of security types and market sectors

Investment allocations by security type

Securitized 45.3%
Credit 34.0%
Government 7.3%
Cash and net other assets 13.4%

Investment allocations by sector

High-yield corporate bonds 25.0%
Residential MBS (non-agency) 19.0%
Agency CMO 13.8%
Commercial MBS 12.4%
Emerging-market bonds 12.1%
Investment-grade corporate bonds 1.8%
Bank loans 1.4%
International Treasury/agency 0.9%
Agency pass-through 0.2%
Cash and net other assets 13.4%
0
5
10
15
20
25

Allocations are represented as a percentage of the fund's net assets as of 3/31/13. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

2 Master Intermediate Income Trust

Master Intermediate Income Trust 3

Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See pages 5 and 11–12 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV. Lipper calculates performance differently than the closed-end funds it ranks, due to varying methods for determining a fund’s monthly reinvestment NAV.

* Returns for the six-month period are not annualized, but cumulative.

4	Master Intermediate Income Trust

Interview with your fund’s portfolio manager

Bill, what was the bond market environment like during the six months ended March 31, 2013?

It was a strong period for the most credit-sensitive categories, particularly high-yield bonds and floating-rate bank-loan securities, which saw their yield spreads — their yield advantage over U.S. Treasuries — tighten further amid persistent investor demand and solid corporate fundamentals. These sectors were among the biggest beneficiaries of the improved risk sentiment that was spurred by global monetary easing during and prior to the period. With interest rates rising across most global developed markets, Treasuries, global government securities, and other defensive categories lagged, posting either negative or nominally positive returns.

Both at home and abroad, political leaders continued to grapple with fiscal challenges. While there were several events that produced negative headlines, including the government-spending sequester in the United States and the banking crisis in Cyprus, the fact that riskier assets performed well in an environment of policy and macroeconomic uncertainty suggests that investors are becoming more attuned to the opportunity cost of remaining on the sidelines.

Against this backdrop, the fund outperformed its benchmark and the average return for its Lipper peer group.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/13. See pages 4 and 11–12 for additional fund performance information. Index descriptions can be found on pages 13–14.

Master Intermediate Income Trust	5

Turning to performance, the fund outpaced its benchmark by a sizable margin. What factors fueled this solid showing?

An out-of-benchmark stake in non-agency residential mortgage-backed securities [RMBS], along with our prepayment strategy, which was expressed through holdings of government-agency interest-only securities [agency IOs] hedged with agency mortgage pass-throughs, drove the fund’s outperformance. Our holdings of non-agency RMBS performed very well during the period’s first half, driven by investors’ appetite for higher-yielding securities and by a strengthening U.S. housing market. Our prepayment strategy worked well as we focused our security selection in pools that we believed would experience fewer prepayments. At the same time, 10-year Treasury yields rose during the period’s second half, further reducing borrowers’ incentive to refinance and helping to keep mortgage prepayments at a relatively low level.

Elsewhere, strong security selection among commercial mortgage-backed securities [CMBS] also bolstered relative performance. Within CMBS, we held both AAA-rated and “seasoned mezzanine” securities. CMBS are created when an underwriter assembles a package of commercial mortgages and issues bonds of varying creditworthiness. AAA-rated CMBS occupy the top of the underwriter’s capital structure, and thus offer the greatest principal protection. Mezzanine CMBS are slightly lower in the capital structure, but still provide a meaningful amount of principal protection along with

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

6	Master Intermediate Income Trust

higher yields. The mezzanine bonds we selected were issued prior to 2006, when CMBS underwriting standards were stronger than they were later in the decade.

A meaningful allocation to high-yield bonds was another contributor, as the asset class rallied strongly in step with global equity markets and was one of the best-performing fixed-income sectors during the period. Security selection among emerging-market bonds provided a further boost versus the benchmark, led by our holdings in Venezuela.

The fund’s term structure positioning, by which I mean its duration — or interest-rate sensitivity — and yield-curve strategy, also aided relative results. We sought to limit the fund’s interest-rate risk by maintaining a relatively short duration in the United States, while also positioning the fund to benefit should the yield curve steepen. While our duration stance slightly hampered performance, our steeper-yield-curve strategy proved beneficial and more than offset the negative impact of the fund’s short duration.

How did your currency strategy affect performance?

Our active currency strategy, which is implemented with long and short positions using currency forward contracts, was another significant contributor during the period. The

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 3/31/13. Short-term holdings and derivatives, if any, are excluded. Holdings will vary over time.

Master Intermediate Income Trust	7

fund benefited from short positions in the Japanese yen, the British pound sterling, and the Swiss franc, combined with long positions in the Australian dollar and Mexican peso.

Which strategies detracted from results?

The only notable detractor was a large underweight in investment-grade corporate bonds, which was partially offset by favorable security selection within the sector, particularly among financial institutions.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve.

In addition, we employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our collateralized-mortgage-obligation [CMO] holdings. We also used total return swaps as a hedging tool and to help manage the fund’s sector exposure, as well as credit default swaps to hedge the fund’s credit risk.

Lastly, we used forward currency contracts to hedge the foreign exchange risk associated with non-U.S. bonds, and to efficiently gain exposure to foreign currencies as part of our active strategy involving global currency pairings.

What is your outlook for the coming months, and how are you positioning the fund?

We believe the U.S. economy remains solidly in a mid-cycle expansion, buoyed by stronger consumer spending, despite rising gasoline prices and higher payroll taxes. By boosting economic activity and underpinning firmer labor market conditions, the U.S. housing recovery is helping to offset the drag on consumers from fiscal austerity measures. During the six months through February, more than 10% of new jobs were in construction. Bank lending standards began

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are represented as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Cash positions may represent collateral used to cover certain derivative contracts.

8	Master Intermediate Income Trust

to loosen, helping to reinforce economic growth. That said, in our view, we do not see the economy growing strongly enough in the near term to cause the Federal Reserve to shift from its current accommodative monetary policy stance.

Outside the United States, Japan joined China in early-cycle recoveries, providing a lift to the rest of Asia. It appears that Germany’s economy has begun to pick up, but much of the rest of Europe remains in recession. Business confidence measures fell in March, perhaps because of the poor handling of the banking crisis in Cyprus. The European Central Bank has revised its 2013 growth forecast downward and is anticipating a modest contraction while remaining concerned about downside risks to the eurozone economy.

Within this environment, we plan to continue de-emphasizing interest-rate risk in the portfolio and expect to maintain the fund’s bias toward a steepening yield curve in the United States. As long as the Fed continues to inject liquidity into the financial system through targeted bond purchases, we don’t believe that interest rates are likely to move significantly higher than where they are today. We recognize, however, that any strategy that relies on rates declining further to drive performance is risky amid what may be a range-bound and volatile interest-rate environment. For that reason, we intend to keep the portfolio’s overall duration near zero and will rely on other factors to influence the fund’s performance.

At period-end, our allocations to securitized sectors represented the fund’s greatest overweight. In prepayment-sensitive areas, we are more cautious toward lower-coupon pass-throughs — those with coupons below 4% — but favor pools in the middle of the coupon range of 4%–5% that we believe exhibit favorable prepayment profiles. In credit-sensitive areas, we plan to maintain

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Master Intermediate Income Trust	9

our diversified exposure to CMBS, as well as our allocations to high-yield bonds and investment-grade corporate bonds.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin, Kevin F. Murphy, Michael V. Salm, and Paul D. Scanlon, CFA.

IN THE NEWS

The economic outlook for major industrialized nations is slowly improving, with the United States and Japan leading the way, according to a recent report by the Organisation for Economic Co-operation and Development (OECD). Economic expansion is also taking place in most major countries around the world, including the 17-nation eurozone, where Germany’s economy is growing and stabilization is occurring in Italy and France. Growth also is solidifying in Japan, whose new government has launched efforts to bring the country’s long-stagnant economy back to life through various stimulus efforts, and growth is picking up in China, where an economic hard landing has been avoided. The OECD sees growth weakening in India and normal, “around trend” growth taking place in Russia, Brazil, and the United Kingdom. Meanwhile, the World Trade Organization (WTO) has cut its overall 2013 forecast for global trade volume growth to 3.3% from 4.5%. Global trade grew by 2% in 2012, the second-worst figure since this economic statistic began to be tracked in 1981, according to the WTO. The worst trade figure came in 2009 during the global economic crisis.

10	Master Intermediate Income Trust

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2013, the end of the first half of its current fiscal year. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 3/31/13

	NAV	Market price

Annual average
Life of fund (since 4/29/88)	7.31%	6.65%

10 years	97.06	90.13
Annual average	7.02	6.64

5 years	41.27	40.86
Annual average	7.15	7.09

3 years	21.91	5.03
Annual average	6.83	1.65

1 year	9.89	7.63

6 months	7.23	3.64

Performance assumes reinvestment of distributions and does not account for taxes.

Comparative index returns For periods ended 3/31/13

		Citigroup		Lipper Flexible
	Barclays	Non-U.S. World		Income Funds
	Government/Credit	Government	JPMorgan Global	(closed-end)
	Bond Index	Bond Index	High Yield Index†	category average*

Annual average
Life of fund (since 4/29/88)	7.16%	6.30%	—	6.98%

10 years	63.78	72.15	166.95%	94.35
Annual average	5.06	5.58	10.32	6.85

5 years	30.69	11.92	74.38	46.12
Annual average	5.50	2.28	11.76	7.84

3 years	19.44	10.34	39.03	27.25
Annual average	6.10	3.33	11.61	8.34

1 year	4.56	–2.16	13.06	10.24

6 months	0.21	–6.09	6.43	5.47

Index and Lipper results should be compared with fund performance at net asset value. Lipper calculates performance differently than the closed-end funds it ranks, due to varying methods for determining a fund’s monthly reinvestment net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/13, there were 5, 5, 5, 4, 3, and 2 funds, respectively, in this Lipper category.

† The JPMorgan Global High Yield Index was introduced on 12/31/93, which postdates the fund’s inception.

Master Intermediate Income Trust	11

Fund price and distribution information For the six-month period ended 3/31/13

Distributions

Number	6

Income	$0.156000

Capital gains	—

Total	$0.156000

Share value	NAV	Market Price

9/30/12	$5.42	$5.18

3/31/13	5.64	5.21

Current rate (end of period)	NAV	Market Price

Current dividend rate*	5.53%	5.99%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.

12	Master Intermediate Income Trust

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays Government/Credit Bond Index is an unmanaged index of U.S. Treasuries, agency securities, and investment-grade corporate bonds.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States.

JPMorgan Global High Yield Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic (U.S.) and international (non-U.S.) issues. International issues are composed of both developed and emerging markets.

Master Intermediate Income Trust	13

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding share repurchase program

In September 2012, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal will allow your fund to repurchase, in the 12 months beginning October 8, 2012, up to 10% of the fund’s common shares outstanding as of October 7, 2012.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2013, Putnam employees had approximately $377,000,000 and the Trustees had approximately $90,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

14	Master Intermediate Income Trust

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Master Intermediate Income Trust	15

The fund’s portfolio 3/31/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (44.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (13.5%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.787s, 2032	$249,959	$409,025
IFB Ser. 3408, Class EK, 24.975s, 2037	131,192	206,137
IFB Ser. 2979, Class AS, 23.528s, 2034	56,474	75,911
IFB Ser. 3072, Class SM, 23.052s, 2035	195,418	305,361
IFB Ser. 3072, Class SB, 22.905s, 2035	175,062	272,445
IFB Ser. 3249, Class PS, 21.604s, 2036	149,466	224,537
IFB Ser. 4098, Class MS, IO, 6.497s, 2041	4,048,802	893,935
IFB Ser. 3727, Class PS, IO, 6.497s, 2038	1,550,560	151,628
IFB Ser. 3895, Class SM, IO, 6.447s, 2040	3,938,560	529,171
IFB Ser. 4048, Class GS, IO, 6.447s, 2040	1,920,190	369,617
IFB Ser. 3940, Class PS, IO, 6.447s, 2040	5,296,341	775,914
IFB Ser. 3860, Class SP, IO, 6.397s, 2040	3,949,295	599,661
IFB Ser. 4032, Class SA, IO, 6.297s, 2042	4,190,288	640,597
IFB Ser. 3708, Class SA, IO, 6.247s, 2040	4,181,708	627,758
IFB Ser. 4125, Class SH, IO, 5.947s, 2042	2,455,201	405,796
IFB Ser. 4112, Class SC, IO, 5.947s, 2042	8,626,494	1,434,162
IFB Ser. 4105, Class LS, IO, 5.947s, 2041	2,410,787	469,959
IFB Ser. 3922, Class CS, IO, 5.897s, 2041	1,741,088	195,846
Ser. 3632, Class CI, IO, 5s, 2038	671,018	38,973
Ser. 3626, Class DI, IO, 5s, 2037	342,391	11,152
Ser. 304, Class C27, IO, 4 1/2s, 2043	5,892,000	954,858
Ser. 4122, Class TI, IO, 4 1/2s, 2042	3,687,932	561,672
Ser. 4000, Class PI, IO, 4 1/2s, 2042	2,245,588	293,723
Ser. 4019, Class GI, IO, 4 1/2s, 2041	9,465,939	1,281,687
Ser. 3747, Class HI, IO, 4 1/2s, 2037	508,714	43,447
Ser. 304, Class C53, IO, 4s, 2043	2,349,000	349,414
Ser. 4090, Class BI, IO, 4s, 2042	788,955	83,101
Ser. 3748, Class NI, IO, 4s, 2034	1,735,504	47,414
Ser. 3751, Class MI, IO, 4s, 2034	3,257,326	58,208
Ser. 304, Class C22, IO, 3 1/2s, 2043	3,337,000	546,067
Ser. 304, Class C4, IO, 3 1/2s, 2043	2,414,000	501,291
Ser. 4105, Class HI, IO, 3 1/2s, 2041	2,176,422	345,485
Ser. T-57, Class 1AX, IO, 0.402s, 2043	2,650,714	31,446
Ser. 4077, Class TO, PO, zero %, 2041	1,157,455	969,623
FRB Ser. 3326, Class WF, zero %, 2035	5,176	5,092

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.675s, 2036	272,480	517,402
IFB Ser. 07-53, Class SP, 23.451s, 2037	170,258	267,901
IFB Ser. 08-24, Class SP, 22.535s, 2038	160,409	258,257
IFB Ser. 05-75, Class GS, 19.637s, 2035	172,862	249,597
IFB Ser. 05-83, Class QP, 16.863s, 2034	217,398	297,036
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042	5,578,165	879,788
IFB Ser. 10-99, Class NS, IO, 6.396s, 2039	3,215,816	389,082
IFB Ser. 11-87, Class HS, IO, 6.296s, 2041	2,713,197	444,720
IFB Ser. 404, Class S13, IO, 6.196s, 2040	3,552,355	531,154

16	Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (44.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 10-35, Class SG, IO, 6.196s, 2040	$2,658,227	$406,496
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042	7,947,680	1,238,724
IFB Ser. 09-100, Class SA, IO, 5.996s, 2039	1,684,945	163,229
IFB Ser. 13-18, Class SB, IO, 5.946s, 2041	2,141,091	419,011
IFB Ser. 12-113, Class CS, IO, 5.946s, 2041	1,764,112	342,943
IFB Ser. 12-113, Class SG, IO, 5.896s, 2042	1,800,610	333,401
IFB Ser. 10-46, Class WS, IO, 5.546s, 2040	2,705,637	337,907
Ser. 374, Class 6, IO, 5 1/2s, 2036	556,038	74,848
Ser. 12-132, Class PI, IO, 5s, 2042	4,401,647	810,123
Ser. 398, Class C5, IO, 5s, 2039	372,220	36,887
Ser. 10-13, Class EI, IO, 5s, 2038	224,875	10,350
Ser. 378, Class 19, IO, 5s, 2035	1,322,681	152,108
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	9,752,328	1,540,282
Ser. 409, Class 81, IO, 4 1/2s, 2040	5,603,198	795,088
Ser. 409, Class 82, IO, 4 1/2s, 2040	5,714,780	850,994
Ser. 366, Class 22, IO, 4 1/2s, 2035	579,263	44,719
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	2,413,946	246,778
Ser. 12-118, Class PI, IO, 4s, 2042	3,818,293	606,307
Ser. 12-96, Class PI, IO, 4s, 2041	2,598,510	357,919
Ser. 406, Class 2, IO, 4s, 2041	2,504,314	325,561
Ser. 406, Class 1, IO, 4s, 2041	1,692,658	233,925
Ser. 409, Class C16, IO, 4s, 2040	3,588,876	444,731
Ser. 12-148, Class CI, IO, 3s, 2042	2,383,177	308,645
Ser. 13-35, Class IP, IO, 3s, 2042	3,682,000	459,099
Ser. 13-23, Class PI, IO, 3s, 2041	3,601,705	411,945
Ser. 03-W10, Class 1, IO, 1.303s, 2043	583,560	23,320
Ser. 99-51, Class N, PO, zero %, 2029	24,688	23,738

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.871s, 2041	2,610,521	2,877,889
IFB Ser. 10-151, Class SL, IO, 6.497s, 2039	2,033,255	334,409
IFB Ser. 10-163, Class SI, IO, 6.426s, 2037	3,550,195	488,148
IFB Ser. 10-35, Class CS, IO, 6.267s, 2040	3,323,023	639,672
IFB Ser. 10-26, Class QS, IO, 6.047s, 2040	2,375,671	443,954
IFB Ser. 10-120, Class SB, IO, 5.997s, 2035	641,154	57,576
IFB Ser. 10-20, Class SC, IO, 5.947s, 2040	2,536,858	475,001
IFB Ser. 10-158, Class SA, IO, 5.847s, 2040	1,374,804	254,229
IFB Ser. 10-151, Class SA, 5.847s, 2040	1,366,516	252,682
IFB Ser. 10-61, Class SJ, IO, 5.847s, 2040	3,272,641	506,343
IFB Ser. 11-70, Class SM, IO, 5.687s, 2041	2,415,000	653,402
IFB Ser. 11-70, Class SH, IO, 5.687s, 2041	2,481,000	675,775
IFB Ser. 10-37, Class SG, IO, 5.497s, 2040	2,648,478	458,928
IFB Ser. 10-115, Class BS, IO, 5.197s, 2040	4,245,950	689,585
Ser. 13-22, Class OI, IO, 5s, 2043	3,572,898	672,152
Ser. 13-3, Class IT, IO, 5s, 2043	3,193,389	612,586
Ser. 13-6, Class IC, IO, 5s, 2043	2,961,668	540,682
Ser. 12-146, Class IO, IO, 5s, 2042	2,935,639	520,606
Ser. 13-6, Class CI, IO, 5s, 2042	1,937,117	382,387

Master Intermediate Income Trust	17

MORTGAGE-BACKED SECURITIES (44.8%)* cont.		Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-35, Class UI, IO, 5s, 2040		$1,710,157	$329,510
Ser. 13-24, Class IC, IO, 4 1/2s, 2043		1,976,818	374,113
Ser. 11-140, Class BI, IO, 4 1/2s, 2040		1,431,020	144,647
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		377,629	57,324
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		13,372,011	2,479,303
Ser. 10-168, Class PI, IO, 4 1/2s, 2039		1,402,680	174,325
Ser. 11-73, Class IP, IO, 4 1/2s, 2039		3,950,825	438,652
Ser. 10-158, Class IP, IO, 4 1/2s, 2039		4,449,227	547,744
Ser. 10-98, Class PI, IO, 4 1/2s, 2037		1,820,360	187,716
Ser. 11-70, PO, zero %, 2041		4,627,287	3,841,665
Ser. 06-36, Class OD, PO, zero %, 2036		7,668	7,062

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
5.984s, 2045		2,902,696	555,141

			50,217,336
Commercial mortgage-backed securities (12.3%)
Banc of America Commercial Mortgage, Inc. FRB Ser. 05-5,
Class D, 5.229s, 2045		600,000	588,000

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		16,989	14,781
Ser. 01-1, Class K, 6 1/8s, 2036		344,016	149,412
Ser. 07-5, Class XW, IO, 0.369s, 2051		96,416,461	1,137,521

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 5.893s, 2050		2,041,000	1,959,360
FRB Ser. 06-PW12, Class AJ, 5.757s, 2038		718,000	729,291
Ser. 05-PWR7, Class D, 5.304s, 2041		441,000	397,782
Ser. 05-PWR7, Class B, 5.214s, 2041		697,000	714,124
FRB Ser. 05-T20, Class C, 5.147s, 2042		600,000	585,750
Ser. 05-PWR9, Class C, 5.055s, 2042		401,000	377,782

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049		610,000	607,134
FRB Ser. 05-C3, Class B, 5.029s, 2043		1,720,000	1,589,452

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.365s, 2040		3,000,000	2,939,699
FRB Ser. 12-GC8, Class D, 4.879s, 2045		401,000	394,624

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.036s, 2044		29,804,426	130,624

Commercial Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.316s, 2046		298,000	266,746
FRB Ser. 07-C9, Class AJFL, 0.892s, 2049		1,641,000	1,383,527

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (Ireland)	GBP	141,229	190,985
FRB Ser. 05-CT1A, Class D, 1.561s, 2014 (Ireland)	GBP	444,023	566,724

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)		$525,387	21,541

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5,
Class M, 5 1/4s, 2035		337,944	16,897

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB
Ser. 11-LC2A, Class D, 5.445s, 2044		719,000	748,708

18	Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (44.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031	$286,492	$286,492

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO,
1.085s, 2020	2,483,092	54,628

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.306s, 2045	305,000	280,600
FRB Ser. 05-C1, Class D, 4.949s, 2048	2,243,000	2,236,943

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B,
4.965s, 2041	452,000	384,765

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 02-C3,
Class H, 5.944s, 2039	450,000	449,873

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class D, 4.986s, 2042	427,000	417,743

GS Mortgage Securities Corp. II Ser. 05-GG4, Class AJ,
4.782s, 2039	606,000	620,287

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO,
0.747s, 2039	55,994,446	867,914

GS Mortgage Securities Trust 144A Ser. GC10, Class D,
4.416s, 2046	398,000	366,319

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB
Ser. 05-2A, Class E, 2.204s, 2030 (Cayman Islands)	405,145	228,907

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.08s, 2051	1,545,500	1,578,265
FRB Ser. 06-LDP7, Class AJ, 5.871s, 2045	1,868,000	1,938,145
Ser. 06-CB16, Class AJ, 5.623s, 2045	415,000	392,295
Ser. 06-LDP6, Class AJ, 5.565s, 2043	443,000	430,640
FRB Ser. 04-CBX, Class E, 5.126s, 2037	1,790,000	1,599,006
FRB Ser. 04-CBX, Class B, 5.021s, 2037	247,000	243,571
FRB Ser. 05-LDP2, Class C, 4.911s, 2042	350,000	335,125
FRB Ser. 05-LDP2, Class B, 4.882s, 2042	1,900,000	1,933,250
FRB Ser. 13-C10, Class D, 4.3s, 2047	512,000	463,974

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6.18s, 2051	568,000	526,309
Ser. 07-CB20, Class X1, IO, 0.134s, 2051	58,634,579	554,742

LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031	857,101	874,243

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO,
2.395s, 2028	93,820	—

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ,
6.459s, 2051	395,000	402,940

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.455s, 2037	361,950	16,758
Ser. 07-C5, Class X, IO, 4.594s, 2049	1,813,879	128,060

Morgan Stanley Capital I
Ser. 06-HQ9, Class C, 5.842s, 2044	1,100,000	1,044,578
FRB Ser. 06-HQ8, Class B, 5.501s, 2044	1,800,000	1,661,760
Ser. 04-IQ8, Class C, 5.3s, 2040	1,400,000	1,423,660

Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	1,434,020	1,374,866

Master Intermediate Income Trust	19

MORTGAGE-BACKED SECURITIES (44.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust FRB Ser. 07-T27, Class AJ,
5.651s, 2042	$829,000	$851,300

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.466s, 2043	1,215,429	1,252,378

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)	193,000	144,750

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	551,805	82,771

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.995s, 2045	1,552,000	1,572,021
FRB Ser. 06-C25, Class AJ, 5.734s, 2043	528,000	549,014
FRB Ser. 05-C20, Class B, 5.248s, 2042	1,679,000	1,662,156
Ser. 07-C34, IO, 0.341s, 2046	15,970,478	193,243

Wells Fargo Royal Bank of Scotland Commercial Mortgage Trust
144A FRB Ser. 12-C9, Class D, 4.804s, 2045	689,000	663,808

		45,598,563
Residential mortgage-backed securities (non-agency) (19.0%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2, Class 1A1,
3.224s, 2036	1,047,616	927,140

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO,
zero %, 2047	9,019,637	1,145,494

Banc of America Funding Corp.
Ser. 06-2, Class 2A13, 6s, 2036	955,596	996,209
FRB Ser. 07-C, Class 07-C, 2.757s, 2036	2,001,355	1,801,219
FRB Ser. 06-G, Class 2A5, 0.483s, 2036	510,681	434,079

Banc of America Funding Corp. 144A
FRB Ser. 09-R12A, Class A2, 3.039s, 2036	466,028	319,229
FRB Ser. 10-R4, Class 3A3, 1.281s, 2046	1,000,000	554,700

Banc of America Mortgage Securities Ser. 05-11,
Class 1A10, 6s, 2035	500,000	487,500

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 4A3, 20.47s, 2037	226,916	194,653
Ser. 13-RR1, Class 3A3, 16.917s, 2037	329,153	287,229
Ser. 13-RR1, Class 10A2, 16.593s, 2036	657,096	611,099
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	181,401	96,142
Ser. 13-RR1, Class 2A4, 11.315s, 2036	670,000	669,585
Ser. 13-RR1, Class 9A4, 10.594s, 2036	250,000	260,933
Ser. 13-RR1, Class 3A2, 4s, 2037	360,797	367,111
Ser. 13-RR1, Class 4A2, 4s, 2037	390,971	396,835
Ser. 12-RR10, Class 8A2, 4s, 2036	388,434	392,319
Ser. 13-RR1, Class 1A2, 2.874s, 2035	660,000	442,497
FRB Ser. 12-RR10, Class 9A2, 2.671s, 2035	980,000	793,800
Ser. 12-RR10, Class 4A2, 2.639s, 2036	790,000	649,775

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037	545,053	512,349
FRB Ser. 12-RR12, Class 3A3, 20.031s, 2037	428,906	353,848
FRB Ser. 12-RR12, Class 2A3, 14.228s, 2035	362,751	358,217
Ser. 12-RR11, Class 4A3, 13.64s, 2037	418,208	288,563
FRB Ser. 12-RR12, Class 1A3, 13.286s, 2037	310,124	173,670
FRB Ser. 11-RR4, Class 6A4, 13.206s, 2037	1,208,866	955,004
FRB Ser. 12-RR11, Class 5A3, 13.044s, 2037	189,023	120,029

20	Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (44.8%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Barclays Capital, LLC Trust 144A
FRB Ser. 13-RR2, Class 4A2, 9.391s, 2036		$590,000	$472,000
FRB Ser. 11-RR1, Class 2A14, 9.262s, 2036		1,667,729	833,864
FRB Ser. 13-RR2, Class 3A2, 9.04s, 2036		350,000	343,630
FRB Ser. 13-RR2, Class 1A2, 6.015s, 2037		1,330,000	891,100
FRB Ser. 10-RR12, Class 6A1, 5.999s, 2037		903,661	955,622
Ser. 12-RR11, Class 9A2, 4s, 2037		943,914	948,634
Ser. 12-RR12, Class 3A2, 4s, 2037		778,659	786,445
Ser. 12-RR11, Class 4A2, 4s, 2037		560,588	564,793
Ser. 12-RR12, Class 1A2, 4s, 2037		223,451	225,686
Ser. 12-RR11, Class 3A2, 4s, 2036		193,448	193,932
Ser. 12-RR12, Class 2A2, 4s, 2035		337,436	341,654
FRB Ser. 12-RR11, Class 5A2, 4s, 2037		367,239	372,747
FRB Ser. 12-RR12, Class 5A2, 2.95s, 2036		1,069,251	801,938
FRB Ser. 12-RR12, Class 4A2, 2.859s, 2036		620,000	353,400
Ser. 12-RR11, Class 11A2, 2.6s, 2036		284,347	179,139
FRB Ser. 09-RR11, Class 2A2, 2.47s, 2035		850,000	639,889
Ser. 09-RR7, Class 1A7, IO, 1.83s, 2046		29,283,171	1,317,743
Ser. 09-RR7, Class 2A7, IO, 1.636s, 2047		33,533,492	1,384,932

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 06-1,
Class A1, 2.37s, 2036		363,222	352,325

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3,
Class M6, 5.079s, 2034		44,609	3,796

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046		5,707,285	183,775
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036		4,313,646	79,371

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4,
4.964s, 2035		1,032,819	1,037,983

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 10.044s, 2037		400,000	376,940
FRB Ser. 11-12, Class 2A2, 0.574s, 2035		900,000	686,565

Countrywide Alternative Loan Trust Ser. 07-HY9, Class X, IO,
0.65s, 2047		4,991,189	222,757

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-4R,
Class 3A4, 2.83s, 2038		650,000	561,472

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.079s, 2043 (United Kingdom)	GBP	384,009	500,628
FRB Ser. 03-2, Class 2C1, 2.754s, 2043 (United Kingdom)	EUR	1,028,000	1,130,622

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5,
2.759s, 2035		$725,000	665,601

Harborview Mortgage Loan Trust FRB Ser. 05-9, Class 2A1C,
0.653s, 2035		632,851	571,148

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4,
3.03s, 2035		527,356	421,072

Lavender Trust 144A Ser. 10-RR2A, Class A3, 6 1/4s, 2036		350,000	376,250

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO,
PO, 0.8s, 2047		3,153,727	100,919

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.554s, 2035		517,420	434,633

Master Intermediate Income Trust	21

MORTGAGE-BACKED SECURITIES (44.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Nomura Resecuritization Trust 144A FRB Ser. 11-2RA,
Class 1A2, 5.29s, 2046	$911,159	$871,342

RBSSP Resecuritization Trust 144A FRB Ser. 09-12, Class 7A2,
5.288s, 2036	630,000	475,650

Residential Accredit Loans, Inc. Ser. 05-QR1, Class A, 6s, 2034	2,616,736	2,787,414

Structured Asset Mortgage Investments Trust Ser. 07-AR6,
Class X2, IO, 0 1/2s, 2047	13,603,483	323,763

Structured Asset Mortgage Investments, Inc. FRB Ser. 04-AR7,
Class B1, 1.103s, 2035	557,472	325,942

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.725s, 2037	2,551,898	2,156,354
FRB Ser. 04-AR14, Class B1, 2.441s, 2035	727,673	445,700
Ser. 05-AR17, Class X, IO, PO, 1.63s, 2045	7,568,785	492,599
Ser. 04-AR10, Class X, IO, PO, 1.61s, 2044	2,369,710	140,773
FRB Ser. 06-AR1, Class 2A1B, 1.247s, 2046	2,438,439	2,103,154
FRB Ser. 06-AR1, Class 2A1C, 1.247s, 2046	1,867,584	1,092,536
FRB Ser. 06-AR9, Class 1A, 1.177s, 2046	3,221,479	2,641,613
FRB Ser. 06-AR17, Class 1A1, 0.987s, 2046	2,040,472	999,831
Ser. 06-AR11, Class 2XPP, IO, PO, 0.978s, 2046	5,076,505	145,340
FRB Ser. 05-AR8, Class B1, 0.874s, 2045	2,407,329	1,131,445
FRB Ser. 05-AR11, Class A1C3, 0.714s, 2045	1,948,172	1,548,797
FRB Ser. 05-AR19, Class A1C3, 0.704s, 2045	1,411,060	1,100,627
FRB Ser. 05-AR13, Class A1C3, 0.694s, 2045	4,479,237	3,516,201
FRB Ser. 05-AR17, Class A1C3, 0.684s, 2045	821,302	443,503
FRB Ser. 05-AR15, Class A1C3, 0.684s, 2045	1,215,618	632,121
FRB Ser. 05-AR8, Class 2AC2, 0.664s, 2045	1,262,427	1,095,154
FRB Ser. 05-AR11, Class A1C4, 0.644s, 2045	991,366	785,657
FRB Ser. 05-AR13, Class A1B2, 0.634s, 2045	922,995	803,006
FRB Ser. 05-AR17, Class A1B2, 0.614s, 2045	854,002	713,092
FRB Ser. 05-AR19, Class A1C4, 0.604s, 2045	465,809	359,837
FRB Ser. 05-AR11, Class A1B3, 0.604s, 2045	1,490,775	1,304,427
FRB Ser. 05-AR8, Class 2AC3, 0.594s, 2045	444,850	383,683
FRB Ser. 05-AR1, Class A3, 0.564s, 2045	501,840	451,656
FRB Ser. 05-AR19, Class A1B3, 0.554s, 2045	422,333	371,653
FRB Ser. 05-AR6, Class 2AB3, 0.474s, 2045	432,202	376,016

Wells Fargo Mortgage Backed Securities Trust
Ser. 05-16, Class A18, 6s, 2036	600,000	626,280
Ser. 08-1, Class 4A1, 5 3/4s, 2038	1,080,733	1,145,602
Ser. 07-12, Class A7, 5 1/2s, 2037	322,324	336,022
Ser. 07-5, Class 1A1, 5 1/2s, 2037	1,458,989	1,535,147
FRB Ser. 06-AR11, Class A6, 5.165s, 2036	937,546	874,102
FRB Ser. 05-AR6, Class B1, 5.002s, 2035	397,487	356,969
FRB Ser. 05-AR16, Class 4A2, 2.651s, 2035	1,026,627	1,007,429
FRB Ser. 06-AR2, Class 2A3, 2.641s, 2036	619,313	606,926

		70,409,596

Total mortgage-backed securities (cost $157,471,596)		$166,225,495

22	Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (31.1%)*		Principal amount	Value

Basic materials (2.6%)
ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)		$125,000	$158,221

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes
4 3/4s, 2022		110,000	111,925

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022		180,000	182,250

Ashland, Inc. 144A sr. unsec. unsub. notes 3s, 2016		415,000	421,225

Atkore International, Inc. company guaranty sr. notes
9 7/8s, 2018		332,000	364,369

Axiall Corp. 144A company guaranty sr. unsec. notes
4 7/8s, 2023		15,000	15,263

Boise Cascade LLC/Boise Cascade Finance Corp. 144A sr.
unsec. notes 6 3/8s, 2020 (United Kingdom)		30,000	31,725

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4 5/8s, 2022 (Germany)		110,000	110,275

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		185,000	201,650

Cemex Finance, LLC 144A company guaranty sr. bonds
9 1/2s, 2016		380,000	411,350

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes
4 5/8s, 2021		200,000	203,500

Edgen Murray Corp. 144A company guaranty sr. notes
8 3/4s, 2020		100,000	103,750

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		283,000	293,613

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s,
2019 (Australia)		135,000	145,631

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		202,000	211,090

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s,
2018 (Australia)		180,000	189,450

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes
6 7/8s, 2022 (Australia)		110,000	115,225

Graphic Packaging International, Inc. company guaranty sr.
unsec. notes 4 3/4s, 2021		30,000	30,450

Grohe Holding GmbH 144A company company guaranty sr.
FRN notes 4.203s, 2017 (Germany)	EUR	313,000	400,826

HD Supply, Inc. company guaranty sr. unsec. sub. notes
10 1/2s, 2021		$90,000	93,600

HD Supply, Inc. company guaranty sr. unsec. unsub. notes
11 1/2s, 2020		328,000	388,680

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020		155,000	163,138

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020		215,000	215,537

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes 8 7/8s, 2018		135,000	139,725

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
144A company guaranty sr. notes 8 7/8s, 2018		81,000	84,038

Huntsman International, LLC company guaranty sr. unsec. sub.
notes 8 5/8s, 2021		287,000	322,875

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4 7/8s, 2020		110,000	110,825

Huntsman International, LLC 144A sr. unsec. notes 4 7/8s, 2020		70,000	70,525

IAMGOLD Corp. 144A company guaranty sr. unsec. notes
6 3/4s, 2020 (Canada)		64,000	61,600

Master Intermediate Income Trust	23

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Basic materials cont.
INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015
(United Kingdom)		$100,000	$105,250

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s,
2020 (United Kingdom)		70,000	76,125

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes
Ser. REGS, 7 7/8s, 2016 (Luxembourg)	EUR	178,000	230,684

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		$265,000	299,119

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub.
notes 7 1/2s, 2020		174,000	197,925

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		220,000	260,700

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019		415,000	468,950

Momentive Performance Materials, Inc. company guaranty
notes 9 1/2s, 2021	EUR	135,000	127,910

Momentive Performance Materials, Inc. company guaranty sr.
notes 10s, 2020		$35,000	35,000

Momentive Performance Materials, Inc. company guaranty sr.
notes 8 7/8s, 2020		80,000	82,600

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		87,000	91,385

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		155,000	174,763

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s,
2019 (Australia)		58,000	61,335

Orion Engineered Carbons Bondco GmbH 144A company
guaranty sr. notes 9 5/8s, 2018 (Germany)		17,000	18,913

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s,
2017 (Sweden)		200,000	211,499

PetroLogistics LP/Petrologistics Finance Corp. 144A company
guaranty sr. unsec. notes 6 1/4s, 2020		30,000	30,375

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023		140,000	141,050

PQ Corp. 144A sr. notes 8 3/4s, 2018		135,000	144,450

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A
company guaranty sr. unsec. notes 10s, 2020		130,000	146,900

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company
guaranty sr. notes 9s, 2017		137,000	149,673

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		97,000	105,851

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		110,000	110,688

SGL Carbon SE company guaranty sr. sub. FRN notes
Ser. EMTN, 1.476s, 2015 (Germany)	EUR	152,000	192,620

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
6 3/8s, 2022		$30,000	32,400

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
6 1/8s, 2019		40,000	43,200

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
5 1/4s, 2023		20,000	20,100

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		145,000	151,163

Tronox Finance, LLC 144A company guaranty sr. unsec. notes
6 3/8s, 2020		285,000	276,450

USG Corp. sr. unsec. notes 9 3/4s, 2018		144,000	170,640

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty
sr. notes 8 3/4s, 2019		31,000	14,648

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec.
notes 6s, 2023		55,000	56,650

			9,581,347

24	Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Capital goods (2.0%)
ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020		$240,000	$258,600

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2019		344,000	379,260

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018
(Luxembourg) ‡‡	EUR	111,433	155,215

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s,
2017 (Ireland)	EUR	140,000	193,428

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
144A sr. unsec. notes 7s, 2020 (Ireland)		$225,000	231,750

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		298,000	329,662

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		140,000	144,725

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018		86,000	95,998

Berry Plastics Corp. company guaranty unsub. notes
9 3/4s, 2021		24,000	28,050

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017 ‡‡		70,000	75,075

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)		50,000	51,750

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)		119,000	123,463

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020		310,000	347,200

Consolidated Container Co. LLC/Consolidated Container
Capital, Inc. 144A company guaranty sr. unsec. notes
10 1/8s, 2020		26,000	28,470

Crown Americas LLC/Crown Americas Capital Corp. IV 144A
company guaranty sr. unsec. notes 4 1/2s, 2023		60,000	58,350

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	50,000	69,501

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		$150,000	158,250

Dematic SA/DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		200,000	208,000

Exide Technologies sr. notes 8 5/8s, 2018		62,000	53,243

GrafTech International, Ltd. 144A company guaranty sr. unsec.
notes 6 3/8s, 2020		193,000	199,755

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		100,000	136,856

Kratos Defense & Security Solutions, Inc. company guaranty sr.
notes 10s, 2017		307,000	337,699

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes
5 7/8s, 2022		198,000	207,900

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2023		70,000	69,388

Milacron LLC/Mcron Finance Corp. 144A sr. unsec. notes
7 3/4s, 2021		30,000	31,013

Mueller Water Products, Inc. company guaranty sr. unsec.
unsub. notes 8 3/4s, 2020		20,000	22,750

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		319,000	324,583

Polypore International, Inc. company guaranty sr. unsec. notes
7 1/2s, 2017		115,000	123,338

Rexel SA company guaranty sr. unsec. notes 8 1/4s,
2016 (France)	EUR	229,000	319,285

Rexel SA 144A company guaranty sr. unsec. unsub. notes
6 1/8s, 2019 (France)		$400,000	423,000

Master Intermediate Income Trust	25

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Capital goods cont.
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. notes
7 1/8s, 2019	$130,000	$139,588

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. notes
7 7/8s, 2019	200,000	220,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. notes
5 3/4s, 2020	105,000	106,969

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 9 7/8s, 2019	100,000	109,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 9s, 2019	100,000	105,750

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
7 3/4s, 2018	150,000	165,000

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020	140,000	153,825

Terex Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2020	45,000	47,981

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021	215,000	226,555

Thermadyne Holdings Corp. company guaranty sr.
notes 9s, 2017	331,000	360,790

Thermon Industries, Inc. company guaranty sr. notes
9 1/2s, 2017	99,000	109,890

TransDigm, Inc. company guaranty unsec. sub. notes
7 3/4s, 2018	226,000	248,035

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021	150,000	151,500

		7,331,440
Communication services (4.5%)
Bresnan Broadband Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	68,000	74,120

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	224,000	260,960

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020	150,000	168,750

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018	45,000	50,456

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021	131,000	138,369

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 5 1/4s, 2022	165,000	162,525

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 5 1/8s, 2023	70,000	68,163

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019	121,000	130,378

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	40,000	40,900

Cequel Communications Escrow Capital Corp. 144A sr. unsec.
notes 6 3/8s, 2020	40,000	41,500

Cincinnati Bell, Inc. company guaranty sr. unsec. notes
8 3/8s, 2020	56,000	58,240

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes
8 3/4s, 2018	33,000	32,835

26	Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Communication services cont.
Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes
8 1/4s, 2017		$78,000	$82,680

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015		355,000	382,956

Cricket Communications, Inc. company guaranty sr. unsec.
notes 7 3/4s, 2020		193,000	192,518

Cricket Communications, Inc. company guaranty sr. unsub.
notes 7 3/4s, 2016		480,000	500,999

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019		70,000	76,475

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023		135,000	137,363

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		326,000	344,745

DISH DBS Corp. company guaranty notes 7 1/8s, 2016		88,000	97,790

DISH DBS Corp. company guaranty notes 6 5/8s, 2014		517,000	549,959

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		109,000	120,990

Equinix, Inc. sr. unsec. notes 7s, 2021		130,000	143,975

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021		65,000	74,588

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		753,000	856,538

Frontier Communications Corp. sr. unsec. unsub. notes
7 5/8s, 2024		50,000	51,500

Hughes Satellite Systems Corp. company guaranty sr. notes
6 1/2s, 2019		214,000	234,865

Hughes Satellite Systems Corp. company guaranty sr. unsec.
notes 7 5/8s, 2021		260,000	297,375

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s,
2017 (United Kingdom)		365,000	388,724

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7 1/2s, 2021 (Bermuda)		140,000	155,750

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s,
2022 (Bermuda)		80,000	84,700

Intelsat Luxembourg SA company guaranty sr. unsec. notes
11 1/2s, 2017 (Luxembourg)		637,812	677,356

Intelsat Luxembourg SA company guaranty sr. unsec. notes
11 1/4s, 2017 (Luxembourg)		253,000	269,445

Intelsat Luxembourg SA 144A company guaranty sr. unsec.
notes 8 1/8s, 2023 (Luxembourg) ##		130,000	132,113

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021
(Luxembourg) ##		359,000	365,283

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018
(Luxembourg) ##		260,000	267,800

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s,
2018 (Germany)	EUR	105,000	143,299

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 9 3/8s, 2019		$124,000	139,029

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 8 5/8s, 2020		143,000	159,445

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2019		40,000	44,000

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub.
notes 7s, 2020		17,000	17,808

Lynx I Corp. 144A sr. notes 6s, 2021		235,000	366,890

Master Intermediate Income Trust	27

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Communication services cont.
Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		$59,000	$65,859

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes
7 7/8s, 2018		306,000	335,070

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 5/8s, 2023		220,000	224,400

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 1/4s, 2021		200,000	203,500

NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		360,000	323,100

NII Capital Corp. company guaranty sr. unsec. unsub. notes
8 7/8s, 2019		14,000	10,535

NII Capital Corp. company guaranty sr. unsec. unsub. notes
7 5/8s, 2021		46,000	33,120

NII International Telecom Sarl 144A company guaranty sr. unsec.
notes 11 3/8s, 2019 (Luxembourg)		55,000	57,475

PAETEC Holding Corp. company guaranty sr. unsec. notes
9 7/8s, 2018		156,000	179,010

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018
(United Kingdom)	GBP	180,000	284,441

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s,
2023 (Canada)		$180,000	183,600

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		75,000	81,747

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2019		68,000	74,970

SBA Telecommunications, Inc. 144A company guaranty sr.
unsec. unsub. notes 5 3/4s, 2020		55,000	57,200

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		801,000	932,163

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		147,000	159,495

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017		160,000	189,200

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020		122,000	134,200

Sprint Nextel Corp. 144A company guaranty sr. unsec.
notes 9s, 2018		418,000	516,753

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s,
2024 (Luxembourg)	EUR	295,000	397,065

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s,
2022 (Luxembourg)		$100,000	133,503

Unitymedia GmbH company guaranty sr. notes Ser. REGS,
9 5/8s, 2019 (Germany)	EUR	293,000	419,709

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr.
notes 7 1/2s, 2019 (Germany)	EUR	130,000	181,095

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 8 1/8s, 2017 (Germany)	EUR	84,174	115,703

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		$360,000	446,612

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		361,000	506,492

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s,
2022 (Canada)		164,000	166,460

Virgin Media Finance PLC company guaranty sr. unsec. bonds
8 7/8s, 2019 (United Kingdom)	GBP	50,000	83,939

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018		$6,000	6,510

28	Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Communication services cont.
West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		$191,000	$203,414

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
144A company guaranty sr. unsec. notes 10 1/4s, 2019		329,000	366,013

Wind Acquisition Finance SA 144A company guaranty sr. notes
7 3/8s, 2018 (Luxembourg)	EUR	325,000	424,363

Windstream Corp. company guaranty sr. unsec. unsub. notes
8 1/8s, 2018		$60,000	65,700

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2017		247,000	282,198

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 3/4s, 2021		109,000	118,810

Windstream Corp. 144A company guaranty sr. unsec. notes
6 3/8s, 2023		90,000	89,325

			16,636,903
Consumer cyclicals (5.0%)
Academy, Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019		25,000	28,188

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes
11 5/8s, 2015		20,000	12,700

Affinion Group, Inc. company guaranty sr. unsec. notes
7 7/8s, 2018		407,000	321,530

Affinion Group, Inc. company guaranty sr. unsec. sub. notes
11 1/2s, 2015		250,000	218,125

AMC Entertainment, Inc. company guaranty sr. sub. notes
9 3/4s, 2020		150,000	173,063

American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		225,000	226,688

Ashtead Capital, Inc. 144A company guaranty sr. notes
6 1/2s, 2022		80,000	87,000

Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		255,000	290,063

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020		55,000	59,675

Beazer Homes USA, Inc. company guaranty sr. unsec. notes
8 1/8s, 2016		60,000	64,950

Beazer Homes USA, Inc. 144A company guaranty sr. unsec.
notes 7 1/4s, 2023		229,000	233,580

Bon-Ton Department Stores, Inc. (The) company guaranty notes
10 5/8s, 2017		260,000	260,324

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6 1/2s, 2020 (Canada)		220,000	235,400

Building Materials Corp. 144A company guaranty sr. notes
7 1/2s, 2020		100,000	109,125

Building Materials Corp. 144A sr. notes 6 3/4s, 2021		180,000	196,650

Burlington Coat Factory Warehouse Corp. company guaranty sr.
unsec. notes 10s, 2019		140,000	155,400

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A
sr. unsec. notes 9s, 2018 ‡‡		60,000	60,900

Caesars Entertainment Operating Co., Inc. company guaranty sr.
notes 10s, 2018		260,000	177,125

Master Intermediate Income Trust	29

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017		$154,000	$163,818

Caesars Entertainment Operating Co., Inc. 144A company
guaranty sr. notes 9s, 2020		500,000	503,125

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		70,000	78,400

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		100,000	99,375

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		110,000	110,000

Choice Hotels International, Inc. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2022		75,000	83,156

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes
8 1/4s, 2021		305,000	340,456

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
7 3/8s, 2021		40,000	44,700

CityCenter Holdings LLC/CityCenter Finance Corp. company
guaranty notes 10 3/4s, 2017 ‡‡		319,905	353,495

Clear Channel Communications, Inc. company guaranty sr.
notes 9s, 2021		135,000	126,056

Clear Channel Communications, Inc. 144A company guaranty sr.
notes 9s, 2019		262,000	251,848

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. notes 7 5/8s, 2020		211,000	220,231

Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022		135,000	142,425

Cumulus Media Holdings, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019		266,000	273,315

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019 R		300,000	325,500

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023 R		50,000	50,938

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		385,000	424,042

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		410,000	468,654

Gray Television, Inc. company guaranty sr. unsec. notes
7 1/2s, 2020		125,000	133,438

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6 5/8s, 2022 (Canada)	CAD	260,000	267,115

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)		$226,000	263,231

Hanesbrands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020		175,000	190,531

Igloo Holdings Corp. 144A sr. unsec. unsub. notes
8 1/4s, 2017 ‡‡		100,000	103,250

Interactive Data Corp. company guaranty sr. unsec. notes
10 1/4s, 2018		208,000	236,600

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub.
notes 8 7/8s, 2020		130,000	141,375

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub.
notes 7 3/4s, 2019		356,000	387,150

Isle of Capri Casinos, Inc. 144A sr. unsec. notes 5 7/8s, 2021		180,000	180,000

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	271,000	357,803

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1,
7 1/2s, 2020	EUR	50,000	67,793

30	Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017	$310,000	$364,249

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡	75,000	78,750

K Hovnanian Enterprises, Inc. 144A company guaranty notes
9 1/8s, 2020	50,000	55,813

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020	115,000	127,650

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014	100,000	107,750

Lamar Media Corp. company guaranty sr. sub. notes
5 7/8s, 2022	55,000	59,538

Lear Corp. 144A company guaranty sr. unsec. notes
4 3/4s, 2023	200,000	195,000

Lender Processing Services, Inc. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2023	200,000	208,500

Lennar Corp. 144A company guaranty sr. unsec. notes
4 3/4s, 2022	70,000	68,600

Limited Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2021	300,000	339,000

Limited Brands, Inc. sr. notes 5 5/8s, 2022	85,000	90,100

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 5.9s, 2016	83,000	96,387

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s,
2015 (In default) †	340,000	23,800

Masonite International Corp., 144A company guaranty sr. notes
8 1/4s, 2021 (Canada)	123,000	136,530

MGM Resorts International company guaranty sr. unsec. notes
7 5/8s, 2017	335,000	371,850

MGM Resorts International company guaranty sr. unsec. notes
6 7/8s, 2016	65,000	70,688

MGM Resorts International company guaranty sr. unsec. unsub.
notes 7 3/4s, 2022	110,000	122,788

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6 5/8s, 2021	40,000	42,050

MGM Resorts International 144A company guaranty sr. unsec.
notes 6 3/4s, 2020	120,000	127,200

MTR Gaming Group, Inc. company guaranty notes
11 1/2s, 2019 ‡‡	525,213	544,907

Navistar International Corp. sr. notes 8 1/4s, 2021	280,000	284,900

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019	290,000	303,050

New Academy Finance Co., LLC/New Academy Finance Corp.
144A sr. unsec. notes 8s, 2018 ‡‡	40,000	41,400

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2020	85,000	89,675

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr.
unsec. notes 7 3/4s, 2018	27,000	29,970

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes
4 1/2s, 2020	94,000	93,883

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018	290,000	324,800

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021	113,000	125,430

Owens Corning company guaranty sr. unsec. notes 9s, 2019	92,000	117,760

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019	50,000	56,500

Master Intermediate Income Trust	31

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Penske Automotive Group, Inc. 144A company guaranty sr. sub.
notes 5 3/4s, 2022		$160,000	$166,800

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes
9 1/4s, 2018		100,000	109,750

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017 ‡‡		70,000	72,363

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes
8 5/8s, 2017		55,000	58,369

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		50,000	54,750

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 9 1/2s, 2019		55,000	59,950

RSI Home Products, Inc. 144A company guaranty notes
6 7/8s, 2018		135,000	137,700

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		152,000	167,200

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		324,000	351,540

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s,
2019 (Germany)	EUR	310,000	450,026

Sealy Mattress Co. 144A company guaranty sr. notes
10 7/8s, 2016		$76,000	80,371

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
notes 5 3/8s, 2021		70,000	69,475

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022		70,000	73,325

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022		20,000	20,375

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5 1/4s, 2021		130,000	130,163

Spectrum Brands Escrow Corp. 144A sr. unsec. notes
6 5/8s, 2022		10,000	10,875

Spectrum Brands Escrow Corp. 144A sr. unsec. notes
6 3/8s, 2020		10,000	10,750

Spectrum Brands, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2020		110,000	118,663

Tempur-Pedic International, Inc. 144A company guaranty sr.
unsec. unsub. notes 6 7/8s, 2020		120,000	128,100

Toys R Us Property Co., LLC company guaranty sr. unsec. notes
10 3/4s, 2017		206,000	221,708

Travelport, LLC company guaranty sr. unsec. sub. notes
11 7/8s, 2016		127,000	107,950

Travelport, LLC company guaranty sr. unsec. unsub. notes
9 7/8s, 2014		116,000	116,580

Travelport, LLC 144A sr. notes Ser. B, 6.308s, 2016 ‡‡		49,592	45,625

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec.
notes 9s, 2016		127,000	127,476

TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		350,000	404,687

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes
4 1/2s, 2021		50,000	50,750

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2021		99,000	106,920

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019		200,000	214,000

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018		356,000	392,935

32	Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Consumer cyclicals cont.
YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes
10 1/4s, 2016 ‡‡		$135,000	$139,219

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		350,000	375,375

			18,570,594
Consumer staples (2.0%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. notes 9 3/4s, 2015	BRL	1,400,000	748,887

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 8 1/4s, 2019		$50,000	55,438

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A
company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		75,000	74,813

Burger King Corp. company guaranty sr. unsec. notes
9 7/8s, 2018		184,000	211,369

CKE, Inc. 144A sr. unsec. notes 10 1/2s, 2016 ‡‡		111,981	118,980

Claire’s Stores, Inc. company guaranty sr. notes 8 7/8s, 2019		124,000	130,820

Claire’s Stores, Inc. 144A company guaranty sr. notes
6 1/8s, 2020		50,000	51,000

Claire’s Stores, Inc. 144A sr. notes 9s, 2019		300,000	338,999

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		111,000	125,985

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2022		90,000	98,325

Corrections Corp. of America 144A sr. unsec. notes
4 5/8s, 2023 R		50,000	51,188

Corrections Corp. of America 144A sr. unsec. notes
4 1/8s, 2020 R		40,000	40,750

Dean Foods Co. company guaranty sr. unsec. unsub.
notes 7s, 2016		118,000	130,685

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		115,000	131,100

Dole Food Co., Inc. 144A sr. notes 8s, 2016		87,000	90,480

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		165,000	183,356

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018
(United Kingdom)	GBP	152,000	228,280

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s,
2023 (Austria)		$200,000	199,970

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020		225,000	225,280

HDTFS, Inc. company guaranty sr. unsec. notes 6 1/4s, 2022		30,000	32,550

Hertz Corp. (The) company guaranty sr. unsec. notes
7 1/2s, 2018		65,000	71,744

Hertz Corp. (The) company guaranty sr. unsec. notes
5 7/8s, 2020		75,000	79,125

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	156,000	211,139

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
8 1/4s, 2020		$67,000	73,198

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021		350,000	367,500

Landry’s Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		105,000	109,988

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020		199,000	214,423

Post Holdings, Inc. company guaranty sr. unsec. notes
7 3/8s, 2022		90,000	98,438

Master Intermediate Income Trust	33

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Consumer staples cont.
Prestige Brands, Inc. company guaranty sr. unsec. notes
8 1/4s, 2018		$215,000	$234,350

Revlon Consumer Products Corp. 144A company guaranty sr.
unsec. notes 5 3/4s, 2021		200,000	200,750

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		315,000	324,056

Rite Aid Corp. company guaranty sr. unsec. unsub. notes
9 1/2s, 2017		321,000	336,649

Rite Aid Corp. company guaranty sr. unsec. unsub. notes
9 1/4s, 2020		235,000	265,256

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		55,000	62,150

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022		145,000	158,413

Spectrum Brands Holdings, Inc. company guaranty sr. notes
9 1/2s, 2018		385,000	436,013

United Rentals North America, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2022		144,000	160,560

United Rentals North America, Inc. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2019		421,000	479,940

United Rentals North America, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2023		40,000	42,900

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020		72,000	75,960

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020		27,000	28,890

			7,299,697
Energy (6.6%)
Access Midstream Partners, LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 4 7/8s, 2023		224,000	220,640

Access Midstream Partners, LP/ACMP Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2021		135,000	143,100

Access Midstream Partners, LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2022		145,000	155,513

Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6 1/4s, 2021		130,000	117,000

Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6s, 2019		136,000	125,120

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		283,000	325,725

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020		48,000	43,200

Arch Coal, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2019		166,000	149,815

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 144A
company guaranty sr. notes 6 5/8s, 2020		60,000	62,550

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020		50,000	54,375

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017		155,000	170,113

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes
8 5/8s, 2018		296,000	324,120

Chaparral Energy, Inc. company guaranty sr. unsec. notes
9 7/8s, 2020		140,000	161,700

Chesapeake Energy Corp. company guaranty sr. unsec. bonds
6 1/4s, 2017	EUR	50,000	68,577

Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015		$440,000	497,199

Chesapeake Energy Corp. company guaranty sr. unsec. notes
5 3/4s, 2023		50,000	50,688

34	Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Energy cont.
Concho Resources, Inc. company guaranty sr. unsec. notes
6 1/2s, 2022		$225,000	$245,250

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2023		55,000	57,063

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2022		88,000	91,520

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)	CAD	225,000	141,753

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)		$90,000	59,175

CONSOL Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020		125,000	138,438

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8s, 2017		710,000	766,800

Continental Resources, Inc. company guaranty sr. unsec.
notes 5s, 2022		345,000	366,563

Crosstex Energy LP/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018		365,000	395,113

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A
company guaranty sr. unsec. notes 7 1/8s, 2022		65,000	68,900

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
8 1/4s, 2020		118,000	132,455

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6 3/8s, 2021		31,000	33,829

EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018		378,000	360,045

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes
6 1/2s, 2021		98,000	101,185

Forbes Energy Services Ltd. company guaranty sr. unsec.
notes 9s, 2019		150,000	145,500

FTS International Services, LLC/FTS International Bonds, Inc.
144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		131,000	137,223

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
9 1/4s, 2019 (Russia)		2,055,000	2,652,203

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
8.146s, 2018 (Russia)		176,000	212,853

Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Russia)		230,000	248,959

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2019		195,000	201,825

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes
7 3/4s, 2020		310,000	327,050

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021		379,000	408,373

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017		15,000	16,163

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. notes 7 1/4s, 2020		85,000	92,863

Key Energy Services, Inc. company guaranty unsec. unsub.
notes 6 3/4s, 2021		121,000	126,143

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2019		55,000	62,150

Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7 3/8s, 2022		65,000	71,175

Master Intermediate Income Trust	35

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Energy cont.
Laredo Petroleum, Inc. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2019	$188,000	$212,440

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec.
notes 10 3/8s, 2017 (Canada)	80,000	71,600

MEG Energy Corp. 144A company guaranty sr. unsec. notes
6 1/2s, 2021 (Canada)	242,000	257,730

MEG Energy Corp. 144A company guaranty sr. unsec. notes
6 3/8s, 2023 (Canada)	108,000	112,320

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016	225,000	175,500

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes
9 1/2s, 2014 (Ukraine)	275,000	282,156

Northern Oil and Gas, Inc. company guaranty sr. unsec.
notes 8s, 2020	160,000	166,800

Oasis Petroleum, Inc. company guaranty sr. unsec. notes
6 7/8s, 2023	110,000	120,725

Offshore Group Investment, Ltd. 144A company guaranty sr.
notes 7 1/2s, 2019 (Cayman Islands)	200,000	212,000

Offshore Group Investment, Ltd. 144A company guaranty sr.
notes 7 1/8s, 2023 (Cayman Islands)	150,000	153,375

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	234,000	266,760

Peabody Energy Corp. company guaranty sr. unsec. unsub.
notes 6 1/2s, 2020	19,000	20,235

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s,
2022 (Indonesia)	925,000	962,000

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s,
2020 (Canada)	317,000	323,340

Petrobras International Finance Co. company guaranty sr. unsec.
notes 7 7/8s, 2019 (Brazil)	440,000	535,326

Petrobras International Finance Co. company guaranty sr. unsec.
notes 5 3/8s, 2021 (Brazil)	625,000	674,371

Petrohawk Energy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	95,000	100,456

Petroleos de Venezuela SA company guaranty sr. unsec. notes
8s, 2013 (Venezuela)	500,000	501,500

Petroleos de Venezuela SA company guaranty sr. unsec. notes
5 1/4s, 2017 (Venezuela)	1,500,000	1,290,435

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	620,000	597,072

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s,
2015 (Venezuela)	1,120,000	1,035,586

Petroleos de Venezuela SA 144A company guaranty sr. notes
8 1/2s, 2017 (Venezuela)	945,000	919,013

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 12 3/4s, 2022 (Venezuela)	190,000	214,700

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 8s, 2013 (Venezuela)	225,000	225,675

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s,
2019 (Mexico)	1,855,000	2,374,399

Plains Exploration & Production Co. company guaranty sr.
unsec. notes 6 5/8s, 2021	140,000	154,000

36	Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Energy cont.
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	$150,000	$165,000

Range Resources Corp. company guaranty sr. unsec. sub.
notes 5s, 2022	75,000	76,500

Rosetta Resources, Inc. company guaranty sr. unsec. notes
9 1/2s, 2018	124,000	136,710

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020	75,000	78,938

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020	415,000	440,938

SandRidge Energy, Inc. company guaranty sr. unsec. unsub.
notes 7 1/2s, 2021	124,000	128,960

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018	165,000	174,900

SM Energy Co. sr. unsec. notes 6 5/8s, 2019	85,000	91,163

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	105,000	115,500

Suburban Propane Partners LP/Suburban Energy Finance Corp.
sr. unsec. notes 7 3/8s, 2021	130,000	143,325

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021	170,000	178,075

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	480,000	502,800

		24,522,327
Financials (3.3%)
ACE Cash Express, Inc. 144A sr. notes 11s, 2019	119,000	118,108

Air Lease Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2020	90,000	92,250

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017	165,000	178,613

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017	140,000	156,562

Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8.3s, 2015	65,000	72,150

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2020	565,000	689,300

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)	150,000	161,250

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)	790,000	844,919

Boparan Holdings, Ltd. 144A company guaranty sr. unsec.
unsub. notes 9 7/8s, 2018 (United Kingdom)	150,000	253,627

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes
6 5/8s, 2020	56,000	60,760

CBRE Services, Inc. company guaranty sr. unsec. unsub.
notes 5s, 2023	82,000	82,923

CIT Group, Inc. sr. unsec. notes 5s, 2022	395,000	421,776

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	135,000	148,163

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018	205,000	233,700

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019	165,000	181,088

Community Choice Financial, Inc. company guaranty sr. notes
10 3/4s, 2019	170,000	161,075

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019	344,000	363,780

Hub International Ltd. 144A company guaranty sr. notes
8 1/8s, 2018	65,000	68,088

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 8s, 2018	385,000	411,949

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	51,000	56,100

International Lease Finance Corp. sr. unsec. unsub. notes
5 7/8s, 2022	200,000	215,750

Master Intermediate Income Trust	37

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Financials cont.
International Lease Finance Corp. sr. unsec. unsub. notes
4 7/8s, 2015		$76,000	$79,800

International Lease Finance Corp. sr. unsec. unsub. notes
4 5/8s, 2021		70,000	69,913

International Lease Finance Corp. sr. unsec. unsub. notes
3 7/8s, 2018		180,000	179,550

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018 R		115,000	120,750

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021 R		75,000	81,375

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022 R		110,000	117,975

National Money Mart Co. company guaranty sr. unsec. unsub.
notes 10 3/8s, 2016 (Canada)		75,000	82,688

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A
company guaranty sr. unsec. notes 7 7/8s, 2020		80,000	88,400

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		213,000	222,053

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020		180,000	188,100

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017		190,000	196,175

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021		214,000	212,930

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		100,000	116,750

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		130,000	146,738

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr.
unsec. notes 5.298s, 2017 (Russia)		2,750,000	2,911,423

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s,
2022 (Luxembourg)		325,000	363,165

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s,
2017 (Luxembourg)		500,000	532,500

State Bank of India/London 144A sr. unsec. notes 4 1/2s,
2015 (India)		155,000	163,251

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds
8 3/8s, 2015 (United Kingdom)		200,000	203,588

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		979,000	1,079,348

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		113,000	122,031

			12,250,434
Health care (2.0%)
Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec.
notes 6 1/8s, 2021		100,000	103,250

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes
5 5/8s, 2020		134,000	141,035

Aviv Healthcare Properties LP company guaranty sr. unsec.
notes 7 3/4s, 2019		139,000	149,425

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020		220,000	233,475

Capella Healthcare, Inc. company guaranty sr. unsec. notes
9 1/4s, 2017		160,000	173,200

Capsugel FinanceCo SCA 144A company guaranty sr. unsec.
notes 9 7/8s, 2019	EUR	220,000	316,891

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017 ‡‡		$205,000	212,175

38	Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Health care cont.
CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2018		$160,000	$167,600

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 8s, 2019		80,000	88,600

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	100,000	136,697

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s,
2018 (Luxembourg)		$428,000	477,219

Emergency Medical Services Corp. company guaranty sr. unsec.
notes 8 1/8s, 2019		220,000	241,450

Endo Health Solutions, Inc. company guaranty sr. unsec.
notes 7s, 2019		130,000	138,938

Fresenius Medical Care US Finance II, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2019		165,000	181,088

HCA, Inc. sr. notes 6 1/2s, 2020		675,000	761,063

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		55,000	63,319

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		325,000	347,750

Hologic, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2020		50,000	53,188

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr.
unsec. notes 8 3/8s, 2019		206,000	216,558

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		88,000	91,740

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017 ‡‡		85,000	91,269

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec.
notes 9 1/2s, 2019		145,000	166,388

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes
10 1/2s, 2018		168,000	182,280

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr.
unsec. notes 12 1/2s, 2019		128,000	126,560

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		205,000	227,805

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022 R		85,000	93,713

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s,
2018 (United Kingdom)		341,000	534,226

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)		120,000	154,737

Service Corporation International sr. notes 7s, 2019		80,000	86,800

Sky Growth Acquisition Corp. 144A company guaranty sr.
unsec. notes 7 3/8s, 2020		207,000	218,903

Stewart Enterprises, Inc. company guaranty sr. unsec. notes
6 1/2s, 2019		185,000	197,488

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017		310,000	322,788

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015		120,841	122,352

Teleflex, Inc. company guaranty sr. unsec. sub. notes
6 7/8s, 2019		160,000	173,200

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		200,000	222,000

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		198,000	222,750

Tenet Healthcare Corp. 144A company guaranty sr. notes
4 1/2s, 2021		50,000	49,000

Valeant Pharmaceuticals International 144A company guaranty
sr. notes 7s, 2020		30,000	32,325

Master Intermediate Income Trust	39

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Health care cont.
Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 6 7/8s, 2018		$75,000	$80,578

Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017		30,000	32,213

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020		30,000	31,650

			7,663,686
Technology (1.0%)
Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		107,000	101,918

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		241,000	235,578

Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 ‡‡		129,000	133,354

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		283,000	292,198

Ceridian Corp. 144A sr. notes 8 7/8s, 2019		55,000	64,075

CyrusOne LP/CyrusOne Finance Corp. 144A company guaranty
sr. unsec. unsub. notes 6 3/8s, 2022		45,000	47,138

Epicor Software Corp. company guaranty sr. unsec. notes
8 5/8s, 2019		80,000	86,600

Fidelity National Information Services, Inc. company guaranty sr.
unsec. notes 7 7/8s, 2020		111,000	125,153

First Data Corp. company guaranty sr. unsec. notes
12 5/8s, 2021		412,000	446,504

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		231,000	240,240

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020		75,000	83,813

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019		105,000	111,694

First Data Corp. 144A company guaranty sr. unsec. notes
11 1/4s, 2021		135,000	140,400

Freescale Semiconductor, Inc. company guaranty sr. unsec.
notes 10 3/4s, 2020		43,000	48,805

Freescale Semiconductor, Inc. 144A company guaranty sr. notes
10 1/8s, 2018		368,000	407,560

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019		55,000	62,356

Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		470,000	493,500

SunGard Data Systems, Inc. 144A company guaranty sr. sub.
notes 6 5/8s, 2019		115,000	118,738

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020		149,000	161,479

Syniverse Holdings, Inc. company guaranty sr. unsec. notes
9 1/8s, 2019		188,000	206,330

Techem Energy Metering Service GmbH 144A sr. sub. bonds
7 7/8s, 2020 (Germany)		200,000	273,357

			3,880,790
Transportation (0.4%)
Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s,
2018 (Luxembourg)	CHF	528,000	595,132

Air Medical Group Holdings, Inc. company guaranty sr. notes
9 1/4s, 2018		$178,000	196,468

Swift Services Holdings, Inc. company guaranty sr.
notes 10s, 2018		385,000	440,825

Watco Cos LLC/Watco Finance Corp. 144A company guaranty
sr. unsec. notes 6 3/8s, 2023		70,000	72,013

Western Express, Inc. 144A sr. notes 12 1/2s, 2015		42,000	30,660

			1,335,098

40	Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Utilities and power (1.7%)
AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017	$475,000	$558,719

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021	135,000	156,600

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020	149,000	164,459

Calpine Corp. 144A sr. notes 7 1/4s, 2017	383,000	405,980

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019	401,000	501

El Paso Natural Gas Co. debs. 8 5/8s, 2022	247,000	339,529

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
sr. notes 10s, 2020	296,000	335,590

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11 3/4s, 2022	95,000	109,250

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A sr. notes 10s, 2020	595,000	669,374

Energy Transfer Equity LP company guaranty sr. unsec. notes
7 1/2s, 2020	300,000	345,750

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. notes 6 7/8s, 2019	75,000	82,125

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2022	50,000	55,250

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020	295,000	340,725

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec.
notes 8 1/8s, 2017 ‡‡	105,000	109,200

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	65,000	65,740

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	278,000	318,310

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	45,000	52,988

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	115,000	129,088

Majapahit Holding BV 144A company guaranty sr. unsec. notes
7 3/4s, 2020 (Indonesia)	785,000	964,717

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019	75,000	84,000

NRG Energy, Inc. company guaranty sr. unsec. notes
7 7/8s, 2021	595,000	661,938

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	110,000	132,853

Regency Energy Partners company guaranty sr. unsec. unsub.
notes 5 1/2s, 2023	120,000	128,400

Texas Competitive/Texas Competitive Electric Holdings Co., LLC
144A company guaranty sr. notes 11 1/2s, 2020	90,000	67,275

		6,278,361

Total corporate bonds and notes (cost $109,788,788)		$115,350,677

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (29.7%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.5%)
Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038	$595,012	$675,036
3s, TBA, May 1, 2043	8,000,000	8,331,250
3s, TBA, April 1, 2043	8,000,000	8,353,125
3s, TBA, April 1, 2043	3,000,000	3,135,234

		20,494,645

Master Intermediate Income Trust	41

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (29.7%)* cont.		Principal amount	Value

U.S. Government Agency Mortgage Obligations (24.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3s, TBA, April 1, 2043		$7,000,000	$7,186,484

Federal National Mortgage Association Pass-Through Certificates
3s, TBA, May 1, 2043		29,000,000	29,825,821
3s, TBA, April 1, 2043		51,000,000	52,589,767

			89,602,072

Total U.S. government and agency mortgage obligations (cost $109,887,479)			$110,096,717

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.6%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		$1,520,000	$1,219,800

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013 (Argentina)		197,000	195,227

Argentina (Republic of) sr. unsec. bonds FRB 0.448s,
2013 (Argentina)		1,431,000	176,013

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		5,501,000	4,634,592

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)	BRL	1,500	776,558

Brazil (Federal Republic of) unsub. notes 10s, 2014 (Brazil)	BRL	990	508,392

Chile (Republic of) notes 5 1/2s, 2020 (Chile)	CLP	170,000,000	389,515

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)		$265,000	285,008

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017 (Croatia)		225,000	241,031

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s,
2013 (India)	INR	22,600,000	403,070

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)		$690,000	791,064

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s,
2018 (Hungary)		390,000	370,582

International Bank for Reconstruction & Development sr. disc.
unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)	RUB	9,750,000	309,027

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)	EUR	1,523,000	2,164,058

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s,
2017 (Portugal)		$443,000	550,211

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s,
2030 (Russia)		1,891,000	2,335,385

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)		2,600,000	2,729,974

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)		200,000	197,601

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)	EUR	443,000	609,280

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)		$200,000	213,374

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)		1,205,000	1,439,974

Ukraine (Government of) Financing of Infrastructural
Projects State Enterprise 144A govt. guaranty notes 8 3/8s,
2017 (Ukraine)		175,000	177,406

Ukraine (Government of) 144A bonds 7 3/4s, 2020 (Ukraine)		385,000	400,015

Ukraine (Government of) 144A notes 9 1/4s, 2017 (Ukraine)		1,340,000	1,443,084

Ukraine (Government of) 144A sr. unsec. bonds 7.95s,
2014 (Ukraine)		300,000	306,730

Ukraine (Government of) 144A sr. unsec. notes 7.8s,
2022 (Ukraine)		250,000	254,375

42	Master Intermediate Income Trust

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.6%)* cont.	Principal amount	Value

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s,
2013 (Ukraine)	$1,715,000	$1,723,404

Venezuela (Republic of) unsec. notes 10 3/4s, 2013 (Venezuela)	1,985,000	2,017,673

Venezuela (Republic of) 144A unsec. bonds 13 5/8s,
2018 (Venezuela)	1,285,000	1,484,136

Total foreign government and agency bonds and notes (cost $27,589,839)		$28,346,559

SENIOR LOANS (1.4%)*[c]	Principal amount	Value

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	$139,650	$141,745

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B1, 5 1/2s, 2017	24,089	24,364

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.454s, 2018	896,966	830,365

Charter Communications Operating, LLC bank term loan FRN
Ser. C, 3.47s, 2016	145,618	146,083

Chesapeake Energy Corp. bank term loan FRN Ser. B,
5 3/4s, 2017	230,000	236,859

Clear Channel Communications, Inc. bank term loan FRN Ser. B,
3.854s, 2016	429,181	379,960

Emergency Medical Services Corp. bank term loan FRN
Ser. B, 4s, 2018	149,459	150,953

Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016	194,909	184,757

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.21s, 2014 ‡‡	101,325	97,829

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.21s, 2014 ‡‡	57,675	55,685

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020	150,000	151,275

Intelsat SA bank term loan FRN 3.205s, 2014 (Luxembourg)	460,000	459,569

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017 R	119,530	120,426

Motor City Casino bank term loan FRN 6s, 2017	228,339	230,051

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017	74,813	75,494

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018	160,000	161,400

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	88,200	88,421

Plains Exploration & Production Co. bank term loan FRN
Class B, 4s, 2019	165,000	165,059

Quintiles Transnational Holdings, Inc. bank term loan FRN
7 1/2s, 2017 ‡‡	60,000	61,350

Servicemaster Co. bank term loan FRN 4.46s, 2017	66,932	67,497

Springleaf Financial Funding Co. bank term loan FRN Ser. B,
5 1/2s, 2017	125,000	125,703

SRAM Corp. bank term loan FRN 8 1/2s, 2018	60,000	60,900

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.733s, 2017	640,516	454,125

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014	124,551	95,671

Travelport, LLC bank term loan FRN Ser. B, 5.056s, 2015	114,066	113,425

Travelport, LLC bank term loan FRN Ser. S, 5.061s, 2015	35,934	35,732

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020	135,000	136,639

Univision Communications, Inc. bank term loan FRN Ser. C1,
4 3/4s, 2020	97,824	98,362

West Corp. bank term loan FRN Ser. B8, 4 1/4s, 2018	54,913	55,737

Total senior loans (cost $5,133,091)		$5,005,436

Master Intermediate Income Trust	43

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Goldman Sachs International
(1.53)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.53		$71,221,000	$689,419

(1.5725)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.5725		71,221,000	647,400

JPMorgan Chase Bank N.A.
(1.555)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.555		71,221,000	655,945

Total purchased swap options outstanding (cost $2,080,793)				$1,992,764

CONVERTIBLE PREFERRED STOCKS (0.2%)*			Shares	Value

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France) †			7,018	$147,097

General Motors Co. Ser. B, $2.375 cv. pfd.			8,156	351,728

United Technologies Corp. $3.75 cv. pfd.			2,100	125,685

Total convertible preferred stocks (cost $663,052)				$624,510

PREFERRED STOCKS (0.1%)*			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			353	$349,095

M/I Homes, Inc. $2.438 pfd. †			4,100	102,910

Total preferred stocks (cost $302,913)				$452,005

CONVERTIBLE BONDS AND NOTES (0.1%)*		Principal amount		Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R			$100,000	$117,563

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			111,000	113,289

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			155,000	173,988

Total convertible bonds and notes (cost $369,021)				$404,840

COMMON STOCKS (0.1%)*			Shares	Value

Tribune Co. †			3,337	$189,708

Tribune Co. Class 1C F			291,353	2,622

Trump Entertainment Resorts, Inc. †			94	376

Total common stocks (cost $162,984)				$192,706

WARRANTS (—%)*†	Expiration	Strike
	date	price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	20	$1,175

Total warrants (cost $60)				$1,175

SHORT-TERM INVESTMENTS (15.1%)*	Principal amount/shares			Value

Putnam Short Term Investment Fund 0.08% L		45,810,219		$45,810,219

SSgA Prime Money Market Fund 0.02% P			2,010,000	2,010,000

U.S. Treasury Bills with an effective yield of 0.13%,
March 6, 2014 # ∆			$572,000	571,276

U.S. Treasury Bills with effective yields ranging from 0.14%
to 0.15%, February 6, 2014 #			1,662,000	1,659,832

U.S. Treasury Bills with an effective yield of 0.13%,
January 9, 2014 # ∆			842,000	841,136

44	Master Intermediate Income Trust

SHORT-TERM INVESTMENTS (15.1%)* cont.	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.14%,
December 12, 2013 #	1,211,000	$1,209,809

U.S. Treasury Bills with effective yields ranging from 0.10%
to 0.13%, October 17, 2013 # ∆	3,789,000	3,786,340

Total short-term investments (cost $55,888,612)		$55,888,612

TOTAL INVESTMENTS

Total investments (cost $469,338,228)		$484,581,496

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2012 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $370,651,315.

† Non-income-producing security.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

Master Intermediate Income Trust	45

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $111,590,956 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	85.8%	Ireland	0.7%

Russia	2.5	Brazil	0.7

Venezuela	1.7	Germany	0.6

Argentina	1.3	Mexico	0.5

Luxembourg	1.2	Canada	0.5

Ukraine	1.0	Other	2.7

United Kingdom	0.8	Total	100.0%

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $182,108,247) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	British Pound	Sell	6/19/13	$927,708	$925,034	$(2,674)

	Canadian Dollar	Sell	4/17/13	707,934	705,092	(2,842)

	Chilean Peso	Buy	4/17/13	1,075,230	1,064,722	10,508

	Euro	Sell	6/19/13	927,804	932,590	4,786

	Japanese Yen	Sell	5/15/13	1,920,525	1,936,356	15,831

	Peruvian New Sol	Buy	4/17/13	1,073,016	1,086,639	(13,623)

	Swiss Franc	Sell	6/19/13	1,630,917	1,644,894	13,977

46	Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $182,108,247) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC

	Australian Dollar	Buy	4/17/13	$2,190,057	$2,181,783	$8,274

	Brazilian Real	Buy	4/17/13	808,626	819,260	(10,634)

	British Pound	Sell	6/19/13	1,679,992	1,677,624	(2,368)

	Canadian Dollar	Sell	4/17/13	3,605,011	3,661,273	56,262

	Chilean Peso	Buy	4/17/13	1,100,443	1,089,024	11,419

	Euro	Sell	6/19/13	1,333,221	1,354,382	21,161

	Indonesian Rupiah	Buy	5/15/13	823,316	823,356	(40)

	Japanese Yen	Sell	5/15/13	931,537	993,970	62,433

	Malaysian Ringgit	Buy	5/15/13	658,974	659,364	(390)

	Mexican Peso	Buy	4/17/13	690,794	659,894	30,900

	New Zealand Dollar	Buy	4/17/13	1,255,300	1,235,118	20,182

	New Zealand Dollar	Sell	4/17/13	1,255,300	1,226,107	(29,193)

	Norwegian Krone	Sell	6/19/13	886,806	896,718	9,912

	Russian Ruble	Buy	6/19/13	430,418	432,302	(1,884)

	South Korean Won	Buy	5/15/13	962,793	978,643	(15,850)

	South Korean Won	Sell	5/15/13	962,793	962,390	(403)

	Swedish Krona	Buy	6/19/13	1,394,067	1,406,106	(12,039)

	Swiss Franc	Sell	6/19/13	503,289	507,607	4,318

	New Taiwan Dollar	Buy	5/15/13	86,753	87,184	(431)

	Turkish Lira	Buy	6/19/13	394,648	400,773	(6,125)

Citibank, N.A.

	Australian Dollar	Buy	4/17/13	4,745,385	4,714,790	30,595

	Brazilian Real	Buy	4/17/13	1,084,541	1,104,018	(19,477)

	Brazilian Real	Sell	4/17/13	1,084,541	1,111,544	27,003

	British Pound	Sell	6/19/13	1,669,967	1,637,642	(32,325)

	Euro	Sell	6/19/13	4,280,033	4,339,811	59,778

	Japanese Yen	Sell	5/15/13	943,827	1,032,535	88,708

	South Korean Won	Buy	5/15/13	292,241	310,890	(18,649)

	Swedish Krona	Buy	6/19/13	944,623	953,186	(8,563)

	Swiss Franc	Sell	6/19/13	1,805,956	1,815,397	9,441

	New Taiwan Dollar	Buy	5/15/13	86,753	88,097	(1,344)

	New Taiwan Dollar	Sell	5/15/13	86,753	87,032	279

	Thai Baht	Buy	5/15/13	846,837	829,308	17,529

	Turkish Lira	Buy	6/19/13	467,099	473,634	(6,535)

Credit Suisse International

	Australian Dollar	Buy	4/17/13	5,252,728	5,229,782	22,946

	Brazilian Real	Buy	4/17/13	644,904	653,201	(8,297)

	British Pound	Sell	6/19/13	2,277,048	2,254,073	(22,975)

	Canadian Dollar	Sell	4/17/13	521,946	524,215	2,269

	Chilean Peso	Buy	4/17/13	1,092,323	1,081,215	11,108

	Chinese Yuan	Buy	5/15/13	676,652	673,400	3,252

	Czech Koruna	Sell	6/19/13	30,029	23,804	(6,225)

Master Intermediate Income Trust	47

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $182,108,247) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International cont.

	Euro	Buy	6/19/13	$169,426	$161,142	$8,284

	Japanese Yen	Buy	5/15/13	2,814,988	2,784,937	30,051

	Japanese Yen	Sell	5/15/13	2,814,988	2,802,755	(12,233)

	Mexican Peso	Buy	4/17/13	1,310,435	1,255,376	55,059

	New Zealand Dollar	Buy	4/17/13	12,706	12,500	206

	Norwegian Krone	Buy	6/19/13	923,489	929,219	(5,730)

	Norwegian Krone	Sell	6/19/13	923,489	932,876	9,387

	Philippine Peso	Buy	5/15/13	566,769	570,655	(3,886)

	Polish Zloty	Buy	6/19/13	61,682	61,701	(19)

	Russian Ruble	Buy	6/19/13	1,722,976	1,734,775	(11,799)

	South Korean Won	Buy	5/15/13	460,075	488,956	(28,881)

	Swedish Krona	Sell	6/19/13	67,334	64,851	(2,483)

	Swiss Franc	Sell	6/19/13	821,944	826,236	4,292

	New Taiwan Dollar	Buy	5/15/13	158,451	160,849	(2,398)

	Turkish Lira	Buy	6/19/13	581,849	588,106	(6,257)

Deutsche Bank AG

	Australian Dollar	Buy	4/17/13	1,290,925	1,285,796	5,129

	Brazilian Real	Buy	4/17/13	1,084,541	1,111,454	(26,913)

	Brazilian Real	Sell	4/17/13	1,084,541	1,111,938	27,397

	British Pound	Buy	6/19/13	1,136,550	1,135,672	878

	British Pound	Sell	6/19/13	1,136,550	1,122,974	(13,576)

	Canadian Dollar	Sell	4/17/13	974,320	964,274	(10,046)

	Euro	Sell	6/19/13	1,451,218	1,472,318	21,100

	Japanese Yen	Sell	5/15/13	556,763	580,920	24,157

	Mexican Peso	Buy	4/17/13	706,939	672,758	34,181

	Norwegian Krone	Sell	6/19/13	1,206,368	1,199,796	(6,572)

	Polish Zloty	Buy	6/19/13	450,758	461,035	(10,277)

	Singapore Dollar	Buy	5/15/13	986,038	987,061	(1,023)

	Singapore Dollar	Sell	5/15/13	986,038	978,845	(7,193)

	South Korean Won	Buy	5/15/13	197,663	216,020	(18,357)

	Swedish Krona	Buy	6/19/13	1,809,164	1,823,878	(14,714)

	Swiss Franc	Sell	6/19/13	1,806,272	1,815,580	9,308

	Turkish Lira	Buy	6/19/13	103,040	104,231	(1,191)

Goldman Sachs International

	British Pound	Buy	6/19/13	302,250	302,016	234

	British Pound	Sell	6/19/13	302,250	299,774	(2,476)

	Canadian Dollar	Sell	4/17/13	929,544	911,015	(18,529)

	Euro	Sell	6/19/13	3,609,511	3,662,100	52,589

	Japanese Yen	Buy	5/15/13	918,733	916,793	1,940

	Japanese Yen	Sell	5/15/13	918,733	929,747	11,014

	Norwegian Krone	Sell	6/19/13	898,243	915,348	17,105

48	Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $182,108,247) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association

	British Pound	Buy	6/19/13	$324,273	$324,025	$248

	British Pound	Sell	6/19/13	324,273	320,329	(3,944)

	Canadian Dollar	Sell	4/17/13	20,960	13,523	(7,437)

	Euro	Sell	6/19/13	1,817,132	1,842,538	25,406

	Indian Rupee	Sell	5/15/13	366,161	370,299	4,138

	Japanese Yen	Sell	5/15/13	1,390,548	1,405,391	14,843

	Norwegian Krone	Buy	6/19/13	126,999	127,008	(9)

	Norwegian Krone	Sell	6/19/13	126,999	128,356	1,357

	Philippine Peso	Buy	5/15/13	275,072	277,955	(2,883)

	Russian Ruble	Buy	6/19/13	1,341,318	1,351,344	(10,026)

	South Korean Won	Buy	5/15/13	560,255	585,567	(25,312)

	Swiss Franc	Sell	6/19/13	1,352,121	1,364,499	12,378

	Turkish Lira	Buy	6/19/13	1,005,008	1,005,420	(412)

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	4/17/13	1,461,599	1,443,147	18,452

	Brazilian Real	Buy	4/17/13	918,794	929,761	(10,967)

	British Pound	Sell	6/19/13	1,113,615	1,099,992	(13,623)

	Canadian Dollar	Buy	4/17/13	1,869,028	1,849,307	19,721

	Canadian Dollar	Sell	4/17/13	1,869,028	1,880,059	11,031

	Chilean Peso	Buy	4/17/13	978,026	963,951	14,075

	Chinese Yuan	Buy	5/15/13	676,636	673,805	2,831

	Euro	Sell	6/19/13	495,838	524,041	28,203

	Japanese Yen	Sell	5/15/13	1,842,346	1,940,446	98,100

	Malaysian Ringgit	Buy	5/15/13	658,942	657,963	979

	Mexican Peso	Buy	4/17/13	1,016,954	974,505	42,449

	Norwegian Krone	Buy	6/19/13	553,708	552,028	1,680

	Polish Zloty	Buy	6/19/13	108,684	110,990	(2,306)

	Russian Ruble	Sell	6/19/13	277,929	279,874	1,945

	South Korean Won	Buy	5/15/13	759,440	774,560	(15,120)

	South Korean Won	Sell	5/15/13	759,440	758,425	(1,015)

	Swedish Krona	Buy	6/19/13	2,354,654	2,385,033	(30,379)

	Swiss Franc	Sell	6/19/13	1,357,920	1,375,377	17,457

	New Taiwan Dollar	Buy	5/15/13	32,501	36,001	(3,500)

	Turkish Lira	Buy	6/19/13	887,522	888,492	(970)

	Turkish Lira	Sell	6/19/13	887,522	883,508	(4,014)

State Street Bank and Trust Co.

	Australian Dollar	Sell	4/17/13	1,771,641	1,762,350	(9,291)

	Brazilian Real	Buy	4/17/13	147,270	152,902	(5,632)

	British Pound	Buy	6/19/13	921,634	910,461	11,173

	British Pound	Sell	6/19/13	921,634	920,916	(718)

	Canadian Dollar	Sell	4/17/13	1,725,453	1,747,113	21,660

	Chilean Peso	Buy	4/17/13	1,224,480	1,211,316	13,164

	Colombian Peso	Buy	4/17/13	1,065,411	1,083,346	(17,935)

Master Intermediate Income Trust	49

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $182,108,247) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Czech Koruna	Buy	6/19/13	$295,778	$299,376	$(3,598)

	Czech Koruna	Sell	6/19/13	295,778	301,486	5,708

	Euro	Sell	6/19/13	2,153,163	2,185,629	32,466

	Japanese Yen	Buy	5/15/13	3,756,136	3,744,472	11,664

	Japanese Yen	Sell	5/15/13	3,756,136	3,821,811	65,675

	Mexican Peso	Buy	4/17/13	425,997	402,302	23,695

	Polish Zloty	Buy	6/19/13	385,413	393,078	(7,665)

	South Korean Won	Buy	5/15/13	54,970	82,937	(27,967)

	Swedish Krona	Buy	6/19/13	682,793	693,110	(10,317)

	Swiss Franc	Sell	6/19/13	847,356	862,586	15,230

	Turkish Lira	Buy	6/19/13	177,241	182,897	(5,656)

UBS AG

	Australian Dollar	Buy	4/17/13	3,357,840	3,330,501	27,339

	British Pound	Sell	6/19/13	927,557	931,216	3,659

	Canadian Dollar	Sell	4/17/13	899,235	908,089	8,854

	Chilean Peso	Buy	4/17/13	1,662,510	1,648,607	13,903

	Chilean Peso	Sell	4/17/13	1,662,510	1,656,533	(5,977)

	Czech Koruna	Buy	6/19/13	272,824	276,159	(3,335)

	Czech Koruna	Sell	6/19/13	272,824	277,996	5,172

	Euro	Sell	6/19/13	2,187,150	2,222,178	35,028

	Japanese Yen	Sell	5/15/13	1,238,186	1,330,810	92,624

	Mexican Peso	Buy	4/17/13	418,770	395,492	23,278

	Norwegian Krone	Buy	6/19/13	923,489	929,251	(5,762)

	Norwegian Krone	Sell	6/19/13	923,489	923,414	(75)

	Philippine Peso	Buy	5/15/13	288,397	290,841	(2,444)

	Russian Ruble	Buy	6/19/13	39,770	40,581	(811)

	Singapore Dollar	Buy	5/15/13	1,012,485	1,013,044	(559)

	Singapore Dollar	Sell	5/15/13	1,012,485	1,005,133	(7,352)

	Swedish Krona	Buy	6/19/13	887,583	905,633	(18,050)

	Swiss Franc	Sell	6/19/13	3,622,456	3,640,552	18,096

	New Taiwan Dollar	Buy	5/15/13	525,929	533,709	(7,780)

	Turkish Lira	Buy	6/19/13	820,926	822,334	(1,408)

WestPac Banking Corp.

	Australian Dollar	Buy	4/17/13	1,547,924	1,541,871	6,053

	British Pound	Buy	6/19/13	1,840,533	1,820,945	19,588

	Canadian Dollar	Sell	4/17/13	1,409,569	1,435,407	25,838

	Euro	Buy	6/19/13	493,658	506,295	(12,637)

	Japanese Yen	Buy	5/15/13	1,236,799	1,211,387	25,412

	Japanese Yen	Sell	5/15/13	1,236,799	1,252,590	15,791

	Mexican Peso	Buy	4/17/13	307,484	299,178	8,306

	New Zealand Dollar	Buy	4/17/13	1,255,467	1,235,433	20,034

	New Zealand Dollar	Sell	4/17/13	1,255,467	1,225,405	(30,062)

Total						$975,498

50	Master Intermediate Income Trust

FUTURES CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Long)	3	$379,815	Jun-13	$4,969

Australian Government Treasury
Bond 3 yr (Short)	46	5,218,697	Jun-13	(18,904)

Canadian Government Bond
10 yr (Long)	26	3,455,746	Jun-13	77,448

Euro-Bobl 5 yr (Short)	17	2,758,232	Jun-13	(19,447)

Euro-Bund 10 yr (Short)	5	932,482	Jun-13	(14,309)

Euro-Dollar 90 day (Long)	1,138	283,561,150	Jun-13	(87,494)

Japanese Government Bond
10 yr (Short)	11	16,997,504	Jun-13	(77,601)

Japanese Government Bond
10 yr Mini (Long)	4	618,134	Jun-13	3,000

U.K. Gilt 10 yr (Short)	4	721,921	Jun-13	(29,062)

Total				$(161,400)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/13 (premiums $1,857,356) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Goldman Sachs International

1.51/6 month EUR-EURIBOR_Reuters/Jan-18	Jan-16/1.51	EUR	$53,653,000	$497,244

1.47/6 month EUR-EURIBOR_Reuters/Jan-18	Jan-16/1.47	EUR	53,653,000	530,256

JPMorgan Chase Bank N.A.

1.474/6 month EUR-EURIBOR_Reuters/Jan-18	Jan-16/1.474	EUR	53,653,000	513,062

Total				$1,540,562

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC

1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$16,999,000	$2,039

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	16,999,000	(121,033)

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	17,267,000	75,111

Citibank, N.A.

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	17,267,000	74,421

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	4,887,271	19,500

Credit Suisse International

1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	20,060,000	(3,811)

1.83375/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.83375	17,286,500	(6,050)

Master Intermediate Income Trust	51

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Credit Suisse International cont.

1.83/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.83	$17,286,500	$(10,372)

1.82875/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.82875	17,286,500	(10,545)

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	20,060,000	(131,995)

(1.39)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.39	74,156,000	(141,638)

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	19,095,000	101,394

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	17,267,000	73,903

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	61,178,000	28,754

2.33375/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.33375	17,286,500	13,483

2.33/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.33	17,286,500	4,840

2.32875/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.32875	17,286,500	4,667

Deutsche Bank AG

1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	20,060,000	(2,407)

(1.4075)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.4075	37,078,000	(75,268)

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	20,060,000	(128,785)

(1.37)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37	74,156,000	(134,222)

(1.38)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.38	74,156,000	(138,672)

2.395/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.395	19,095,000	100,249

2.38/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.38	19,095,000	96,239

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	17,267,000	77,011

2.425/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.425	9,548,000	54,806

0.87/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.87	61,178,000	28,754

0.865/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.865	61,178,000	26,918

0.8975/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.8975	30,589,000	16,212

52	Master Intermediate Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Goldman Sachs International

1.91/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.91	$16,035,000	$4,490

1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	10,152,603	(11,574)

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	10,152,603	(55,027)

(1.37625)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37625	37,078,000	(66,740)

(1.42125)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.42125	37,078,000	(70,819)

2.44/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.44	9,548,000	52,705

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	9,548,000	47,835

2.41/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.41	16,035,000	14,913

0.9/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.90	30,589,000	14,071

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	30,589,000	13,765

(1.9)/3 month USD-LIBOR-BBA/
Jun-23 (Written)	Jun-13/1.90	10,635,532	(14,145)

JPMorgan Chase Bank N.A.

1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	6,683,668	(5,213)

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	6,683,668	(43,377)

Total			$(225,613)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/13 (proceeds receivable $50,510,703) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, April 1, 2043	$38,000,000	4/11/13	$39,184,532

Government National Mortgage Association, 3s,
April 1, 2043	8,000,000	4/18/13	8,353,125

Government National Mortgage Association, 3s,
April 1, 2043	3,000,000	4/18/13	3,135,234

Total			$50,672,891

Master Intermediate Income Trust	53

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$11,224,500 E	$128,409	06/19/23	3 month USD-	2.00%	$30,083
				LIBOR-BBA

	16,247,000 E	(161,195)	06/19/23	2.00%	3 month USD-	(18,872)
					LIBOR-BBA

CAD	10,831,000	—	02/25/23	2.33%	3 month CAD-	(43,754)
					BA-CDOR

Barclays Bank PLC
	$4,289,000	—	2/4/23	3 month USD-	2.0615%	38,260
				LIBOR-BBA

	6,573,000 E	7,272	06/19/15	3 month USD-	0.40%	173
				LIBOR-BBA

	6,392,000 E	(23,925)	06/19/18	1.00%	3 month USD-	(8,137)
					LIBOR-BBA

	3,271,000 E	46,511	06/19/23	3 month USD-	2.00%	17,857
				LIBOR-BBA

	2,064,000 E	(29,183)	06/19/43	3.00%	3 month USD-	(14,817)
					LIBOR-BBA

	4,522,000	—	02/28/23	1.96125%	3 month USD-	11,246
					LIBOR-BBA

	629,000 E	(409)	06/19/15	0.40%	3 month USD-	270
					LIBOR-BBA

	55,989,000 E	(777,444)	06/19/23	2.00%	3 month USD-	(286,980)
					LIBOR-BBA

CHF	3,138,000	—	12/7/22	0.87%	6 month CHF-	53,334
					LIBOR-BBA

EUR	21,333,000	—	10/16/22	1.747%	6 month EUR-	(502,192)
					EURIBOR-
					REUTERS

EUR	41,668,000 E	—	8/3/17	1 month EUR-	1.41727%	261,185
				EONIA-OIS-
				COMPOUND

EUR	10,737,000	—	03/14/23	1.755%	6 month EUR-	(130,772)
					EURIBOR-
					Telerate

EUR	3,570,000	—	03/18/23	6 month EUR-	1.7425%	36,499
				EURIBOR-Telerate

EUR	4,130,000	—	03/18/23	6 month EUR-	1.748%	44,987
				EURIBOR-Telerate

GBP	2,735,000	—	8/15/31	3.6%	6 month GBP-	(600,437)
					LIBOR-BBA

GBP	1,801,000	—	7/25/42	6 month GBP-	2.8425%	(83,222)
				LIBOR-BBA

GBP	3,199,000	—	7/25/22	1.885%	6 month GBP-	(46,470)
					LIBOR-BBA

GBP	5,064,000	—	03/12/23	2.03%	6 month GBP-	(96,243)
					LIBOR-BBA

54	Master Intermediate Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
SEK	$10,296,000	$—	03/14/23	3 month SEK-	2.42%	$17,553
				STIBOR-SIDE

SEK	25,667,000	—	03/18/23	2.40%	3 month SEK-	(35,913)
					STIBOR-SIDE

Citibank, N.A.
	$4,393,000	—	02/26/23	2.038%	3 month USD-	(21,171)
					LIBOR-BBA

	3,846,000	—	02/08/23	2.063%	3 month USD-	(33,899)
					LIBOR-BBA

	5,700,000	—	02/21/23	2.068%	3 month USD-	(46,481)
					LIBOR-BBA

	8,029,000 E	(7,763)	06/19/15	0.40%	3 month USD-	908
					LIBOR-BBA

	10,083,000 E	(186,684)	06/19/23	2.00%	3 month USD-	(98,357)
					LIBOR-BBA

	802,000 E	(6,256)	06/19/43	3.00%	3 month USD-	(674)
					LIBOR-BBA

	11,760,000 E	(31,327)	06/19/18	1.00%	3 month USD-	(2,280)
					LIBOR-BBA

CZK	26,013,000	—	1/17/23	6 month CZK-	1.41%	17,347
				PRIBOR-PRBO

GBP	3,851,000	—	02/01/23	6 month GBP-	2.10%	128,796
				LIBOR-BBA

PLN	4,211,000	—	1/17/23	3.84%	6 month PLN-	(26,498)
					WIBOR-WIBO

SEK	18,934,000	—	8/2/22	3 month SEK-	2.285%	44,180
				STIBOR-SIDE

SEK	9,208,000	—	12/20/22	2.045%	3 month SEK-	22,981
					STIBOR-SIDE

SEK	22,456,000	—	03/01/23	2.345%	3 month SEK-	(17,032)
					STIBOR-SIDE

Credit Suisse International
	$12,580,000	—	1/9/16	3 month USD-	0.515%	10,295
				LIBOR-BBA

	6,328,000	—	1/11/16	3 month USD-	0.50%	2,173
				LIBOR-BBA

	7,647,000	—	1/11/18	0.88%	3 month USD-	170
					LIBOR-BBA

	2,000,000	—	1/11/23	3 month USD-	1.88%	(12,140)
				LIBOR-BBA

	10,425,000	—	1/7/16	3 month USD-	0.54%	16,871
				LIBOR-BBA

	3,977,000	—	1/9/23	3 month USD-	1.93%	(4,648)
				LIBOR-BBA

	15,295,000	—	1/9/18	0.9125%	3 month USD-	(25,906)
					LIBOR-BBA

Master Intermediate Income Trust	55

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$3,267,000	$—	1/7/23	3 month USD-	1.94%	$(441)
			LIBOR-BBA

12,572,000	—	1/7/18	0.93%	3 month USD-	(32,918)
				LIBOR-BBA

3,182,000	—	02/06/23	2.05%	3 month USD-	(24,625)
				LIBOR-BBA

3,403,000	—	02/12/23	2.0645%	3 month USD-	(29,132)
				LIBOR-BBA

2,746,000	—	02/14/23	2.058%	3 month USD-	(21,456)
				LIBOR-BBA

7,617,000	—	03/04/18	0.9275%	3 month USD-	2,267
				LIBOR-BBA

20,761,000 E	(305,587)	06/19/23	2.00%	3 month USD-	(123,720)
				LIBOR-BBA

1,980,000	—	03/08/23	3 month USD-	2.01875%	4,363
			LIBOR-BBA

1,980,000	—	03/11/23	3 month USD-	2.065%	12,323
			LIBOR-BBA

7,617,000	—	03/11/18	0.9875%	3 month USD-	(17,709)
				LIBOR-BBA

22,143,000	—	03/20/18	0.968125%	3 month USD-	(20,647)
				LIBOR-BBA

6,307,000	—	03/04/16	3 month USD-	0.5025%	(2,816)
			LIBOR-BBA

1,996,000	—	03/04/23	3 month USD-	1.975%	(3,377)
			LIBOR-BBA

5,617,000	—	03/05/23	1.952%	3 month USD-	21,925
				LIBOR-BBA

33,352,000 E	(36,927)	06/19/15	0.40%	3 month USD-	(907)
				LIBOR-BBA

74,908,000 E	(245,580)	06/19/18	1.00%	3 month USD-	(60,557)
				LIBOR-BBA

9,445,000	—	03/06/16	3 month USD-	0.495%	(6,713)
			LIBOR-BBA

2,970,000	—	03/06/23	3 month USD-	1.9575%	(10,143)
			LIBOR-BBA

11,425,000	—	03/06/18	0.915%	3 month USD-	11,186
				LIBOR-BBA

1,220,000 E	13,932	06/19/43	3 month USD-	3.00%	5,441
			LIBOR-BBA

80,087,000 E	1,009,665	06/19/23	3 month USD-	2.00%	308,103
			LIBOR-BBA

72,525,000 E	75,989	06/19/15	3 month USD-	0.40%	(2,338)
			LIBOR-BBA

6,246,000	—	03/08/16	3 month USD-	0.5175%	(286)
			LIBOR-BBA

56	Master Intermediate Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$7,617,000	$—	03/08/18	0.955%	3 month USD-	$(6,960)
					LIBOR-BBA

	6,246,000	—	03/11/16	3 month USD-	0.535%	2,645
				LIBOR-BBA

	10,393,000	—	03/14/23	3 month USD-	2.10125%	98,336
				LIBOR-BBA

	5,827,000	—	03/20/23	3 month USD-	2.045%	21,102
				LIBOR-BBA

	18,336,000	—	03/20/16	3 month USD-	0.521465%	(3,008)
				LIBOR-BBA

AUD	1,588,000	—	12/5/22	6 month AUD-BBR-	3.82%	(22,951)
				BBSW

AUD	2,176,000	—	02/26/23	6 month AUD-BBR-	4.07%	10,173
				BBSW

AUD	2,217,000	—	03/07/23	6 month AUD-BBR-	4.0325%	1,948
				BBSW

CAD	10,336,000	—	03/14/23	2.4525%	3 month CAD-	(147,458)
					BA-CDOR

CAD	9,284,000	—	02/25/23	3 month CAD-BA-	2.34%	45,908
				CDOR

CHF	1,289,000	—	02/18/23	6 month CHF-	1.185%	13,796
				LIBOR-BBA

CHF	2,287,000	—	02/27/23	1.20%	6 month CHF-	(26,975)
					LIBOR-BBA

CHF	3,440,000	—	03/08/23	6 month CHF-	1.1075%	5,903
				LIBOR-BBA

EUR	13,940,000	—	6/28/14	0.85%	6 month EUR-	(193,176)
					EURIBOR-
					REUTERS

EUR	6,788,000	—	2/4/23	1.89%	6 month EUR-	(214,354)
					EURIBOR-
					REUTERS

EUR	3,087,000	—	02/15/23	6 month EUR-	1.919%	105,888
				EURIBOR-Telerate

EUR	7,841,000	—	03/18/23	6 month EUR-	1.7525%	89,749
				EURIBOR-Telerate

EUR	1,021,000	—	03/19/23	6 month EUR-	1.729%	8,705
				EURIBOR-Telerate

GBP	1,162,000	—	01/31/23	2.11%	6 month GBP-	(40,747)
					LIBOR-BBA

GBP	1,174,000	—	03/01/23	6 month GBP-	1.9675%	13,227
				LIBOR-BBA

GBP	3,948,000	—	03/01/23	6 month GBP-	1.975%	48,717
				LIBOR-BBA

MXN	33,670,000	—	7/21/20	1 month MXN-TIIE-	6.895%	283,546
				BANXICO

Master Intermediate Income Trust	57

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
SEK	$31,834,000	$—	03/15/23	3 month SEK-	2.405%	$47,454
				STIBOR-SIDE

SEK	9,396,000	—	03/19/23	2.41%	3 month SEK-	(14,433)
					STIBOR-SIDE

Deutsche Bank AG
	$7,426,000 E	19,003	06/19/18	3 month USD-	1.00%	661
				LIBOR-BBA

	44,215,000 E	356,766	06/19/23	3 month USD-	2.00%	(30,558)
				LIBOR-BBA

	682,000 E	(1,547)	06/19/43	3.00%	3 month USD-	3,200
					LIBOR-BBA

	321,513,000 E	(368,740)	06/19/15	0.40%	3 month USD-	(21,506)
					LIBOR-BBA

	6,677,000 E	(139,260)	06/19/23	2.00%	3 month USD-	(80,769)
					LIBOR-BBA

MXN	33,670,000	—	7/17/20	1 month MXN-TIIE-	6.95%	284,307
				BANXICO

Goldman Sachs International
	$13,171,000 E	261,102	06/19/23	3 month USD-	2.00%	145,724
				LIBOR-BBA

	5,164,000	—	2/4/23	3 month USD-	2.06625%	48,376
				LIBOR-BBA

	5,413,000	—	02/19/23	2.0675%	3 month USD-	(44,396)
					LIBOR-BBA

	4,521,000	—	02/28/23	1.94%	3 month USD-	20,328
					LIBOR-BBA

	5,614,000	—	03/07/23	1.9775%	3 month USD-	9,021
					LIBOR-BBA

	27,788,000 E	35,988	06/19/15	3 month USD-	0.40%	5,977
				LIBOR-BBA

	16,035,000 E	(351,166)	06/19/23	2.00%	3 month USD-	(210,700)
					LIBOR-BBA

	19,191,000 E	123,615	06/19/43	3 month USD-	3.00%	(9,954)
				LIBOR-BBA

AUD	18,221,000	—	2/5/23	6 month AUD-BBR-	3.97%	(60,238)
				BBSW

CAD	2,254,000	—	02/25/23	3 month CAD-BA-	2.385%	20,360
				CDOR

CAD	3,868,000	—	02/25/23	3 month CAD-BA-	2.34%	19,127
				CDOR

CAD	2,254,000	—	02/26/23	3 month CAD-BA-	2.27%	(3,217)
				CDOR

CAD	4,816,000	—	03/15/23	2.4025%	3 month CAD-	(46,639)
					BA-CDOR

CHF	2,824,000	—	02/21/23	1.1825%	6 month CHF-	(29,139)
					LIBOR-BBA

58	Master Intermediate Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
CHF	$2,257,000	$—	03/01/23	1.1075%	6 month CHF-	$(4,775)
					LIBOR-BBA

CHF	4,523,000	—	03/04/23	1.1225%	6 month CHF-	(15,409)
					LIBOR-BBA

CHF	6,773,000	—	03/07/23	6 month CHF-	1.1025%	8,590
				LIBOR-BBA

CHF	3,440,000	—	03/08/23	6 month CHF-	1.11%	6,742
				LIBOR-BBA

EUR	6,343,000	—	10/18/22	1.818%	6 month EUR-	(204,061)
					EURIBOR-
					REUTERS

EUR	180,124,000 E	—	8/6/17	1 year EUR-EONIA-	1.102%	390,207
				OIS-COMPOUND

EUR	43,654,000	—	8/30/14	1 year EUR-EONIA-	0.11%	18,105
				OIS-COMPOUND

EUR	43,654,000	—	8/30/14	0.309%	3 month EUR-	(99,665)
					EURIBOR-
					REUTERS

EUR	43,654,000	—	8/31/14	1 year EUR-EONIA-	0.11%	18,099
				OIS-COMPOUND

EUR	43,654,000	—	8/31/14	0.314%	3 month EUR-	(104,798)
					EURIBOR-
					REUTERS

EUR	43,654,000	—	9/3/14	1 year EUR-EONIA-	0.086%	(9,465)
				OIS-COMPOUND

EUR	43,654,000	—	9/3/14	0.283%	3 month EUR-	(68,689)
					EURIBOR-
					REUTERS

EUR	3,166,000	—	02/07/23	1.895%	6 month EUR-	(101,280)
					EURIBOR-
					Telerate

EUR	5,487,000	—	02/22/23	6 month EUR-	1.9135%	181,556
				EURIBOR-Telerate

EUR	21,680,000	—	2/4/23	1.89%	6 month EUR-	(684,619)
					EURIBOR-
					REUTERS

EUR	2,101,000	—	02/05/23	1.873%	6 month EUR-	(61,835)
					EURIBOR-
					Telerate

EUR	25,939,000	—	02/22/15	0.59%	6 month EUR-	(68,086)
					EURIBOR-
					Telerate

EUR	3,276,000	—	03/07/23	1.741%	6 month EUR-	(36,313)
					EURIBOR-
					Telerate

EUR	3,646,000	—	03/19/23	6 month EUR-	1.736%	34,180
				EURIBOR-Telerate

Master Intermediate Income Trust	59

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
GBP	$2,735,000	$—	9/23/31	6 month GBP-	3.1175%	$272,409
				LIBOR-BBA

GBP	938,000	—	1/31/23	6 month GBP-	2.11%	32,881
				LIBOR-BBA

GBP	1,578,000	—	02/06/23	2.11125%	6 month GBP-	(54,420)
					LIBOR-BBA

GBP	1,377,000	—	02/19/23	2.18625%	6 month GBP-	(60,353)
					LIBOR-BBA

GBP	3,885,000	—	03/05/23	6 month GBP-	2.0275%	75,460
				LIBOR-BBA

JPY	1,194,884,000	—	02/14/23	0.811%	6 month JPY-	(181,376)
					LIBOR-BBA

JPY	1,037,874,000	—	2/1/23	0.805%	6 month JPY-	(155,862)
					LIBOR-BBA

JPY	607,968,000	—	2/4/23	0.7835%	6 month JPY-	(76,593)
					LIBOR-BBA

JPY	1,027,691,000	—	02/18/23	6 month JPY-	0.8026%	145,107
				LIBOR-BBA

JPY	1,396,574,000	—	03/12/23	6 month JPY-	0.7525%	113,127
				LIBOR-BBA

SEK	38,174,000	—	03/18/23	3 month SEK-	2.4025%	54,765
				STIBOR-SIDE

JPMorgan Chase Bank N.A.
	$9,068,000	—	02/05/23	2.0475%	3 month USD-	(68,496)
					LIBOR-BBA

	3,160,000	—	02/11/23	2.0225%	3 month USD-	(14,604)
					LIBOR-BBA

	9,807,000	—	02/28/18	0.92%	3 month USD-	4,231
					LIBOR-BBA

	2,285,000	—	03/01/23	1.955%	3 month USD-	7,376
					LIBOR-BBA

	4,415,000 E	4,897	06/19/15	3 month USD-	0.40%	129
				LIBOR-BBA

	15,651,000	—	03/14/23	3 month USD-	2.104%	152,175
				LIBOR-BBA

	12,041,000 E	(31,251)	06/19/18	1.00%	3 month USD-	(1,510)
					LIBOR-BBA

	38,510,500 E	(401,069)	06/19/23	2.00%	3 month USD-	(63,717)
					LIBOR-BBA

CAD	3,470,000	—	9/21/21	2.3911%	3 month CAD-	(72,869)
					BA-CDOR

CAD	7,265,000	—	5/2/15	3 month CAD-BA-	1.6575%	60,763
				CDOR

CAD	5,635,000	—	02/25/23	3 month CAD-BA-	2.3825%	49,611
				CDOR

60	Master Intermediate Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
CAD	$4,028,000	$(222)	02/25/23	3 month CAD-BA-	2.34%	$19,696
				CDOR

CAD	10,253,000	—	02/26/18	3 month CAD-BA-	1.65%	(4,671)
				CDOR

CZK	26,013,000	—	1/16/23	6 month CZK-	1.44%	21,115
				PRIBOR-PRBO

CZK	26,013,000	—	1/21/23	6 month CZK-	1.44%	20,787
				PRIBOR-PRBO

EUR	4,129,000	—	1/14/23	1.758%	6 month EUR-	(72,556)
					EURIBOR-
					REUTERS

EUR	1,893,000	—	7/30/22	6 month EUR-	1.803%	74,971
				EURIBOR-REUTERS

EUR	4,537,000	—	02/21/23	1.8725%	6 month EUR-	(127,716)
					EURIBOR-
					Telerate

GBP	2,626,000	—	1/10/23	6 month GBP-	2.1075%	97,338
				LIBOR-BBA

GBP	2,018,000	—	1/15/23	6 month GBP-	2.0125%	45,665
				LIBOR-BBA

GBP	3,970,000	—	02/25/23	2.1475%	6 month GBP-	(148,944)
					LIBOR-BBA

GBP	2,560,000	—	12/6/22	1.856%	6 month GBP-	(11,988)
					LIBOR-BBA

GBP	4,603,000	—	02/20/23	2.226%	6 month GBP-	(228,014)
					LIBOR-BBA

GBP	22,719,000	—	02/20/15	6 month GBP-	0.668%	36,365
				LIBOR-BBA

GBP	2,705,000	—	03/06/23	6 month GBP-	2.022%	50,268
				LIBOR-BBA

JPY	2,402,400,000	—	2/19/15	6 month JPY-	0.705%	244,680
				LIBOR-BBA

JPY	511,900,000	—	2/19/20	6 month JPY-	1.3975%	371,757
				LIBOR-BBA

MXN	19,054,000	—	9/11/20	6.82%	1 month MXN-	(153,689)
					TIIE-BANXICO

MXN	24,639,000	—	9/14/20	6.82%	1 month MXN-	(199,047)
					TIIE-BANXICO

MXN	4,810,000	—	7/16/20	1 month MXN-TIIE-	6.99%	42,884
				BANXICO

MXN	24,320,000	—	7/30/20	6.3833%	1 month MXN-	(138,670)
					TIIE-BANXICO

MXN	66,197,000	—	7/30/20	6.3833%	1 month MXN-	(377,449)
					TIIE-BANXICO

MXN	24,320,000	—	8/19/20	1 month MXN-TIIE-	6.615%	169,367
				BANXICO

Master Intermediate Income Trust	61

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
MXN	$37,740,000	$—	11/4/20	1 month MXN-TIIE-	6.75%	$292,115
				BANXICO

PLN	4,211,000	—	1/16/23	3.855%	6 month PLN-	(29,221)
					WIBOR-WIBO

PLN	4,211,000	—	1/21/23	3.81%	6 month PLN-	(23,065)
					WIBOR-WIBO

Royal Bank of Scotland PLC (The)
	$2,163,000 E	(28,658)	06/19/23	2.00%	3 month USD-	(9,710)
					LIBOR-BBA

Total						$(1,867,918)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$454,599	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$1,995
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

658,656	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(3,151)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

824,264	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,618
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

701,556	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,078
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,320,575	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(11,099)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,386,319	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(44,892)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

592,562	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(2,834)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,002,821	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(14,612)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

301,326	—	1/12/40	4.00% (1 month	Synthetic MBX Index	2,437
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,022,666	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(4,891)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

62	Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$33,894	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(162)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

605,311	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,656
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,631,868	—	1/12/41	5.00% (1 month	Synthetic MBX Index	15,937
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,535,627	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(12,127)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,202,622	—	1/12/39	6.00% (1 month	Synthetic TRS Index	595
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,622,507	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(12,761)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,308,658	—	1/12/41	5.00% (1 month	Synthetic MBX Index	10,131
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

716,656	—	1/12/40	4.00% (1 month	Synthetic MBX Index	5,795
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

121,236	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(268)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

664,802	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,235)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,320,000	—	4/7/16	(2.63%)	USA Non Revised	(94,090)
				Consumer Price
				Index-Urban (CPI-U)

311,735	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,368
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,065,491	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(9,012)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,520,087	—	1/12/41	3.50% (1 month	Synthetic MBX Index	13,555
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

705,383	—	1/12/41	3.50% (1 month	Synthetic MBX Index	6,290
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

2,805,026	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,415)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Master Intermediate Income Trust	63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$402,277	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$1,263
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,815,934	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,969
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,188,384	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(10,649)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,788,287	—	1/12/40	4.00% (1 month	Synthetic MBX Index	14,460
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,106,897	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(5,386)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

774,304	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,703)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,016,112	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(9,642)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

603,100	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	3,260
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

352,061	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,545
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,305,506	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,244)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,763,971	—	1/12/40	4.50% (1 month	Synthetic MBX Index	16,162
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

9,950,714	—	1/12/41	5.00% (1 month	Synthetic MBX Index	43,667
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

650,722	—	1/12/41	3.50% (1 month	Synthetic MBX Index	5,803
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

2,172,463	—	1/12/41	5.00% (1 month	Synthetic MBX Index	9,534
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

398,270	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,748
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,291,185	—	1/12/40	5.00% (1 month	Synthetic MBX Index	5,668
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

64	Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$936,043	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$4,109
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

4,238,380	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	18,493
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

123,529	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(318)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

122,896	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(598)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,636,066	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(32,291)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,289,205	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(11,039)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

4,739,976	—	1/12/38	6.50% (1 month	Synthetic MBX Index	23,065
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,063,639	—	1/12/39	6.00% (1 month	Synthetic MBX Index	7,885
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

4,751,570	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	20,732
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

730,755	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	3,188
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,899,821	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	9,086
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Citibank, N.A.
1,412,191	—	1/12/41	5.00% (1 month	Synthetic MBX Index	6,197
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,026,557	—	1/12/41	5.00% (1 month	Synthetic MBX Index	13,282
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,642,184	—	1/12/41	5.00% (1 month	Synthetic MBX Index	11,595
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,438,160	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,878)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Master Intermediate Income Trust	65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
$2,281,396	$—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	$9,954
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

2,856,020	(15,173)	1/12/41	(3.50%) 1 month	Synthetic TRS Index	548
			USD-LIBOR	3.50% 30 year Fannie
				Mae pools

3,560,630	(13,352)	1/12/41	(4.00%) 1 month	Synthetic TRS Index	7,207
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Credit Suisse International
1,210,623	—	1/12/41	5.00% (1 month	Synthetic MBX Index	5,313
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

15,739,668	—	1/12/41	3.50% (1 month	Synthetic MBX Index	140,360
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

3,934,917	—	1/12/41	3.50% (1 month	Synthetic MBX Index	35,090
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

746,838	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,572)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,246,483	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,961)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,328,608	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(6,465)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,527,405	—	1/12/41	3.50% (1 month	Synthetic MBX Index	22,538
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

2,577,702	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	12,328
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Deutsche Bank AG
1,328,608	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(6,465)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Goldman Sachs International
508,411	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(2,432)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

419,046	—	1/12/39	6.00% (1 month	Synthetic TRS Index	207
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,660,030	—	1/12/39	6.00% (1 month	Synthetic TRS Index	821
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

66	Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$3,040,000	$—	3/1/16	2.47%	USA Non Revised	$20,642
				Consumer Price
				Index-Urban (CPI-U)

2,280,000	—	3/3/16	2.45%	USA Non Revised	13,156
				Consumer Price
				Index-Urban (CPI-U)

599,368	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,326)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

809,951	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,874)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

815,456	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(3,558)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,635,018	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(7,821)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,635,018	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(7,821)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,349,129	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(5,886)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

407,451	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(1,778)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,757,691	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,189)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,370,372	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,554)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

5,222,685	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(22,787)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,789,215	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(20,896)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

912,920	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,442)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

342,947	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,669)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

8,916,874	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(38,905)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Master Intermediate Income Trust	67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$2,245,965	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$(9,799)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

748,591	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,580)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,192,595	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,486)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

734,202	—	1/12/39	6.00% (1 month	Synthetic TRS Index	363
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

763,570	—	1/12/39	6.00% (1 month	Synthetic TRS Index	378
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,505,948	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(7,202)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

45,505	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(101)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

934,481	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(4,077)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

7,121,855	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(38,495)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

802,666	—	1/12/39	6.00% (1 month	Synthetic TRS Index	397
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

479,434	—	1/12/39	6.00% (1 month	Synthetic TRS Index	237
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,605,332	—	1/12/39	6.00% (1 month	Synthetic TRS Index	794
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,611,537	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(7,031)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

327,834	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(725)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

8,493,970	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(40,624)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,828,986	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,530)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

68	Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$580,290	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(2,775)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

644,375	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,136)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,162,667	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(15,126)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,333,556	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,378)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,957,549	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(14,145)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,250,553	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(6,085)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

773,084	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,762)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

22,918	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(51)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

59,455	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(289)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

158,437	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(771)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,431,000	—	4/3/17	2.3225%	USA Non Revised	7,136
				Consumer Price
				Index-Urban (CPI-U)

3,431,000	—	4/4/17	2.35%	USA Non Revised	12,214
				Consumer Price
				Index-Urban (CPI-U)

2,189,673	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,472)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,428,226	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,831)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,736,654	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,088)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,952,999	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(9,341)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Master Intermediate Income Trust	69

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$4,067,872	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(19,455)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,431,000	—	4/5/17	2.355%	USA Non Revised	13,209
					Consumer Price
					Index-Urban (CPI-U)

	3,431,000	—	4/5/22	2.66%	USA Non Revised	13,003
					Consumer Price
					Index-Urban (CPI-U)

	3,814,571	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(18,248)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,778,019	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	18,069
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	3,764,579	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	18,005
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	559,836	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	2,677
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	559,836	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	2,677
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	1,522,960	(1,904)	1/12/41	(4.50%) 1 month	Synthetic TRS Index	4,930
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

GBP	2,141,000	—	3/30/17	(3.0925%)	GBP Non-revised UK	51,985
					Retail Price Index

GBP	2,141,000	—	4/2/17	(3.085%)	GBP Non-revised UK	44,698
					Retail Price Index

GBP	4,282,000	—	9/20/17	2.6625%	GBP Non-revised UK	(291,351)
					Retail Price Index

GBP	2,141,000	—	9/21/17	2.66%	GBP Non-revised UK	(146,099)
					Retail Price Index

GBP	2,141,000	—	4/3/17	(3.09%)	GBP Non-revised UK	43,820
					Retail Price Index

JPMorgan Chase Bank N.A.
	$5,255,333	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(25,134)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,487,142	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(15,215)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

70	Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A. cont.
	3,005,469	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(14,374)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

GBP	1,941,000	—	9/12/14	2.825%	GBP Non-revised UK	(47,878)
					Retail Price Index

Total						$(485,430)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America N.A.
DJ CDX NA CMBX	BBB–/P	$8,497		$141,000	5/11/63	300 bp	$(1,233)
BBB Index

DJ CDX NA CMBX	BBB–/P	13,739		201,000	5/11/63	300 bp	(133)
BBB Index

DJ CDX NA CMBX	BBB–/P	17,409		282,000	5/11/63	300 bp	(2,054)
BBB Index

DJ CDX NA CMBX	BBB–/P	16,587		291,000	5/11/63	300 bp	(3,497)
BBB Index

Barclays Bank PLC
Irish Gov’t, 4.50%,	—	(35,493)		443,000	9/20/17	(100 bp)	(21,939)
4/18/2020

Obrigacoes Do	—	(72,281)		443,000	9/20/17	(100 bp)	(22,153)
Tesouro, 5.45%,
9/23/13

Credit Suisse International
DJ CDX NA HY	—	66,840		1,671,000	12/20/17	(500 bp)	(3,192)
Series 19 Index

DJ CDX NA HY	—	51,120		1,704,000	6/20/18	(500 bp)	(3,789)
Series 20 Index

DJ CDX NA HY	—	49,086		1,671,000	6/20/18	(500 bp)	(3,167)
Series 20 Index

Spain Gov’t, 5.50%,	—	(52,226)		443,000	9/20/17	(100 bp)	(18,582)
7/30/2017

Deutsche Bank AG
Republic of	B3	82,442		705,000	3/20/17	500 bp	(293,044)
Argentina, 8.28%,
12/31/33

Smurfit Kappa	B+	—	EUR	425,000	9/20/13	715 bp	19,691
Funding, 7 3/4%,
4/1/15

Virgin Media	BB–	—	EUR	400,000	9/20/13	535 bp	12,670
Finance PLC,
8 3/4%, 4/15/14

Master Intermediate Income Trust	71

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Deutsche Bank AG cont.
Virgin Media	BB–	$—	EUR	$400,000	9/20/13	477 bp	$11,130
Finance PLC,
8 3/4%, 4/15/14

JPMorgan Chase Bank N.A.
DJ CDX NA HY	B+/P	(41,958)		$2,582,000	12/20/17	500 bp	70,557
Series 19 Index

DJ CDX NA HY	—	133,680		3,342,000	12/20/17	(500 bp)	(6,383)
Series 19 Index

DJ CDX NA HY	—	100,110		3,408,000	6/20/18	(500 bp)	(9,708)
Series 20 Index

DJ CDX NA HY	—	208,057		6,896,000	6/20/18	(500 bp)	(7,581)
Series 20 Index

Total							$(282,407)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

72	Master Intermediate Income Trust

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$189,708	$376	$2,622

Total common stocks	189,708	376	2,622

Convertible bonds and notes	$—	$404,840	$—

Convertible preferred stocks	125,685	498,825	—

Corporate bonds and notes	—	115,350,677	—

Foreign government and agency bonds and notes	—	28,346,559	—

Mortgage-backed securities	—	166,225,495	—

Preferred stocks	—	452,005	—

Purchased swap options outstanding	—	1,992,764	—

Senior loans	—	5,005,436	—

U.S. Government and Agency Mortgage Obligations	—	110,096,717	—

Warrants	—	1,175	—

Short-term investments	47,820,219	8,068,393	—

Totals by level	$48,135,612	$436,443,262	$2,622

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$975,498	$—

Futures contracts	(161,400)	—	—

Written swap options outstanding	—	(1,540,562)	—

Forward premium swap option contracts	—	(225,613)	—

TBA sale commitments	—	(50,672,891)	—

Interest rate swap contracts	—	(816,874)	—

Total return swap contracts	—	(455,001)	—

Credit default contracts	—	(828,016)	—

Totals by level	$(161,400)	$(53,563,459)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust	73

Statement of assets and liabilities 3/31/13 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $423,528,009)	$438,771,277
Affiliated issuers (identified cost $45,810,219) (Note 6)	45,810,219

Foreign currency (cost $4,348) (Note 1)	4,348

Dividends, interest and other receivables	4,600,579

Receivable for investments sold	1,554,503

Receivable for sales of delayed delivery securities (Note 1)	51,348,886

Receivable for variation margin (Note 1)	65,605

Unrealized appreciation on forward premium swap option contracts (Note 1)	946,080

Unrealized appreciation on forward currency contracts (Note 1)	1,719,885

Unrealized appreciation on OTC swap contracts (Note 1)	6,500,445

Premium paid on OTC swap contracts (Note 1)	3,366,580

Total assets	554,688,407

LIABILITIES

Payable to custodian	299,183

Payable for investments purchased	2,158,122

Payable for purchases of delayed delivery securities (Note 1)	110,875,571

Payable for compensation of Manager (Note 2)	663,981

Payable for custodian fees (Note 2)	22,318

Payable for investor servicing fees (Note 2)	30,821

Payable for Trustee compensation and expenses (Note 2)	145,439

Payable for administrative services (Note 2)	1,339

Distributions payable to shareholders	1,647,094

Unrealized depreciation on OTC swap contracts (Note 1)	9,136,200

Premium received on OTC swap contracts (Note 1)	2,830,716

Unrealized depreciation on forward currency contracts (Note 1)	744,387

Unrealized depreciation on forward premium swap option contracts (Note 1)	1,171,693

Written options outstanding, at value (premiums $1,857,356) (Notes 1 and 3)	1,540,562

TBA sale commitments, at value (proceeds receivable $50,510,703) (Note 1)	50,672,891

Collateral on certain derivative contracts, at value (Note 1)	2,010,000

Other accrued expenses	86,775

Total liabilities	184,037,092

Net assets	$370,651,315

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Note 1)	$496,993,586

Distributions in excess of net investment income (Note 1)	(1,232,375)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(138,419,182)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	13,309,286

Total — Representing net assets applicable to capital shares outstanding	$370,651,315

COMPUTATION OF NET ASSET VALUE

Net asset value per share ($370,651,315 divided by 65,690,624 shares)	$5.64

The accompanying notes are an integral part of these financial statements.

74	Master Intermediate Income Trust

Statement of operations Six months ended 3/31/13 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $19,137) (including interest income of $21,598
from investments in affiliated issuers) (Note 6)	$10,960,898

Dividends (net of foreign tax of $390)	21,940

Total investment income	10,982,838

EXPENSES

Compensation of Manager (Note 2)	1,335,404

Investor servicing fees (Note 2)	91,178

Custodian fees (Note 2)	39,739

Trustee compensation and expenses (Note 2)	18,514

Administrative services (Note 2)	6,181

Other	208,493

Total expenses	1,699,509

Expense reduction (Note 2)	(200)

Net expenses	1,699,309

Net investment income	9,283,529

Net realized gain on investments (Notes 1 and 3)	5,540,599

Net realized gain on swap contracts (Note 1)	2,195,454

Net realized loss on futures contracts (Note 1)	(252,320)

Net realized gain on foreign currency transactions (Note 1)	1,698,309

Net realized gain on written options (Notes 1 and 3)	1,659,637

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	2,044,909

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	2,432,951

Net gain on investments	15,319,539

Net increase in net assets resulting from operations	$24,603,068

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust	75

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 3/31/13*	Year ended 9/30/12

Operations:
Net investment income	$9,283,529	$17,477,759

Net realized gain (loss) on investments
and foreign currency transactions	10,841,679	(55,786,049)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	4,477,860	65,845,452

Net increase in net assets resulting from operations	24,603,068	27,537,162

Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(10,247,737)	(5,888,390)

From return of capital	—	(16,380,731)

Total increase in net assets	14,355,331	5,268,041

NET ASSETS

Beginning of period	356,295,984	351,027,943

End of period (including distributions in excess
of net investment income of $1,232,375 and
$268,167, respectively)	$370,651,315	$356,295,984

NUMBER OF FUND SHARES

Shares outstanding at beginning and end of period	65,690,624	65,690,624

* Unaudited

The accompanying notes are an integral part of these financial statements.

76	Master Intermediate Income Trust

Financial highlights (For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six months ended **	Year ended

	3/31/13	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$5.42	$5.34	$5.83	$5.94	$5.88	$7.13
Investment operations:

Net investment income [a]	.14	.27	.35	.58	.34	.49 [f]

Net realized and unrealized
gain (loss) on investments	.24	.15	(.38)	.39	.24	(1.28)

Total from investment operations	.38	.42	(.03)	.97	.58	(.79)
Less distributions:

From net investment income	(.16)	(.09)	(.46)	(1.08)	(.54)	(.49)

From return of capital	—	(.25)	—	—	—	—

Total distributions	(.16)	(.34)	(.46)	(1.08)	(.54)	(.49)

Increase from shares repurchased	—	—	—	—	.02	.03

Net asset value, end of period	$5.64	$5.42	$5.34	$5.83	$5.94	$5.88

Market value, end of period	$5.21	$5.18	$5.05	$6.28	$5.99	$5.39

Total return at market value (%) [b]	3.64 *	9.56	(13.01)	25.33	24.66	(8.92)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)	$370,651	$356,296	$351,028	$381,355	$383,388	$391,973

Ratio of expenses to average
net assets (%) [c]	.47 *	.96	.94	.94 [d]	1.02 [d]	.96 [f]

Ratio of net investment income
to average net assets (%)	2.55 *	4.94	5.97	9.82 [d]	7.05 [d]	7.29 [f]

Portfolio turnover (%) [e]	96 *	157	171	88	223	159

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements (Note 2).

d Includes interest accrued in connection with certain terminated derivative contracts, which amounted to less than 0.01% and 0.04% of average net assets as of September 30, 2010 and September 30, 2009, respectively.

e Portfolio turnover excludes TBA roll transactions.

f Reflects waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2008	0.01%

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust	77

Notes to financial statements 3/31/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2012 through March 31, 2013.

Putnam Master Intermediate Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and is authorized to issue an unlimited number of shares. The investment objective of the fund is to seek, with equal emphasis, high current income and relative stability of net asset value, by allocating its investments among the U.S. investment grade sector, high-yield sector and international sector.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are

78	Master Intermediate Income Trust

also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to isolate prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Master Intermediate Income Trust	79

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to gain exposure to interest rates and to manage exposure to market risk.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk, is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts

80	Master Intermediate Income Trust

through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, and to hedge inflation in specific regions or countries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk, to gain exposure on individual names and/or baskets of securities, and to hedge market risk.

In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and

Master Intermediate Income Trust	81

early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $166,605 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,066,548 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $2,167,505.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

82	Master Intermediate Income Trust

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At September 30, 2012, the fund had a capital loss carryover of $95,760,219 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$1,369,084	$1,272,753	$2,641,837	*

7,342,291	N/A	7,342,291	September 30, 2015

11,586,218	N/A	11,586,218	September 30, 2016

28,970,279	N/A	28,970,279	September 30, 2017

45,219,594	N/A	45,219,594	September 30, 2018

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain capital losses of $46,268,746 recognized during the period between November 1, 2011 and September 30, 2012 to its fiscal year ending September 30, 2013.

The aggregate identified cost on a tax basis is $476,817,358, resulting in gross unrealized appreciation and depreciation of $13,110,991 and $5,346,853, respectively, or net unrealized appreciation of $7,764,138.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Master Intermediate Income Trust	83

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

0.75%	of the first $500 million,	0.48%	of the next $5 billion,

0.65%	of the next $500 million,	0.47%	of the next $5 billion,

0.60%	of the next $500 million,	0.46%	of the next $5 billion,

0.55%	of the next $5 billion,	0.45%	of the next $5 billion,

0.525%	of the next $5 billion,	0.44%	of the next $5 billion,

0.505%	of the next $5 billion,	0.43%	of the next $8.5 billion and

0.49%	of the next $5 billion,	0.42%	of any excess thereafter.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc. and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $200 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $277, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $306,917,715 and $314,623,638, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

84	Master Intermediate Income Trust

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums

Written options outstanding at the	USD	235,097,225	$18,902,333
beginning of the reporting period

Options opened	USD	1,053,297,703	1,857,356
	EUR	160,959,000	1,857,356

Options exercised	USD	(86,158,000)	(64,645)

Options closed	USD	(688,521,625)	(20,695,044)

Written options outstanding at the end of	USD	513,715,303	$—
the reporting period	EUR	160,959,000	1,857,356

Note 4: Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased swap option contracts (contract amount)	$519,600,000

Written swap option contracts (contract amount)	$342,800,000

Futures contracts (number of contracts)	600

Forward currency contracts (contract amount)	$291,400,000

OTC interest rate swap contracts (notional)	$2,195,400,000

Centrally cleared interest rate swap contracts (notional)	$2,200,000

OTC total return swap contracts (notional)	$275,900,000

OTC credit default swap contracts (notional)	$15,000,000

Warrants (number of warrants)	300

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$253,332	Payables	$1,081,348

Foreign exchange
contracts	Receivables	1,719,885	Payables	744,387

Equity contracts	Investments,	1,175	Payables	—

	Investments,
	Receivables,		Payables,
	Net assets —		Net assets —
	Unrealized		Unrealized
Interest rate contracts	appreciation	11,057,919*	depreciation	12,264,605*

Total		$13,032,311		$14,090,340

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Master Intermediate Income Trust	85

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit
contracts	$—	$—	$—	$—	$485,990	$485,990

Foreign
exchange
contracts	—	—	—	1,684,287	—	1,684,287

Equity
contracts	—	8,540	—	—	—	8,540

Interest rate
contracts	(1,026,804)	—	(252,320)	—	1,709,464	430,340

Total	$(1,026,804)	$8,540	$(252,320)	$1,684,287	$2,195,454	$2,609,157

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit
contracts	$—	$—	$—	$—	$(776,737)	$(776,737)

Foreign
exchange
contracts	—	—	—	2,041,185	—	2,041,185

Equity
contracts	—	(6,787)	—	—	—	(6,787)

Interest rate
contracts	(495,619)	—	(62,331)	—	196,007	(361,943)

Total	$(495,619)	$(6,787)	$(62,331)	$2,041,185	$(580,730)	$895,718

Note 5: Shares repurchased

In September 2012, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2013 (based on shares outstanding as of October 7, 2012). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2012 (based on shares outstanding as of October 7, 2011). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees. For the reporting period, the fund did not repurchase any of its outstanding common shares.

At the close of the reporting period, Putnam Investments, LLC owned approximately 765 shares of the fund (0.001% of the fund’s shares outstanding), valued at $4,007 based on net asset value.

86	Master Intermediate Income Trust

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliates	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$6,987,387	$93,701,638	$100,689,025	$18,125	$—

Putnam Short Term
Investment Fund*	—	63,185,031	17,374,812	3,473	45,810,219

Totals	$6,987,387	$156,886,669	$118,063,837	$21,598	$45,810,219

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncement

In January 2013, ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the fund’s financial statements.

Master Intermediate Income Trust	87

Shareholder meeting results (Unaudited)

January 31, 2013 annual meeting

At the meeting, each of the nominees for Trustees was elected, as follows:

	Votes for	Votes withheld

Liaquat Ahamed	56,497,546	2,557,383

Ravi Akhoury	56,490,831	2,564,098

Jameson A. Baxter	56,513,463	2,541,467

Barbara M. Baumann	56,686,670	2,368,260

Charles B. Curtis	56,535,812	2,519,117

Robert J. Darretta	56,605,208	2,449,722

Katinka Domotorffy	56,526,355	2,528,575

John A. Hill	56,551,098	2,503,832

Paul L. Joskow	56,557,717	2,497,212

Elizabeth T. Kennan	56,428,295	2,626,634

Kenneth R. Leibler	56,672,050	2,382,879

Robert E. Patterson	56,573,978	2,480,951

George Putnam, III	56,660,315	2,394,614

Robert L. Reynolds	56,717,792	2,337,138

W. Thomas Stephens	56,540,045	2,514,884

All tabulations are rounded to the nearest whole number.

88	Master Intermediate Income Trust

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund®
The Putnam Fund for Growth and Income	Absolute Return 300 Fund®
International Value Fund	Absolute Return 500 Fund®
Multi-Cap Value Fund	Absolute Return 700 Fund®
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Master Intermediate Income Trust	89

Global Sector	Putnam RetirementReady® Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Dynamic Asset Allocation
Conservative Fund	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation Growth Fund	Retirement Income Fund Lifestyle 2
Dynamic Risk Allocation Fund	Retirement Income Fund Lifestyle 3

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

90	Master Intermediate Income Trust

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert R. Leveille
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Compliance Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Michael J. Higgins
	Charles B. Curtis	Vice President and Treasurer
Investment Sub-Manager	Robert J. Darretta
Putnam Investments Limited	Katinka Domotorffy	Janet C. Smith
57–59 St James’s Street	John A. Hill	Vice President,
London, England SW1A 1LD	Paul L. Joskow	Principal Accounting Officer,
	Elizabeth T. Kennan	and Assistant Treasurer
Marketing Services	Kenneth R. Leibler
Putnam Retail Management	Robert E. Patterson	Susan G. Malloy
One Post Office Square	George Putnam, III	Vice President and
Boston, MA 02109	Robert L. Reynolds	Assistant Treasurer
W. Thomas Stephens
Custodian		James P. Pappas
State Street Bank	Officers	Vice President
and Trust Company	Robert L. Reynolds
	President	Mark C. Trenchard
Legal Counsel		Vice President and
Ropes & Gray LLP	Jonathan S. Horwitz	BSA Compliance Officer
Executive Vice President,
	Principal Executive Officer, and	Judith Cohen
	Compliance Liaison	Vice President, Clerk, and
Associate Treasurer
Steven D. Krichmar
	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
	Robert T. Burns	Associate Treasurer
Vice President and
Chief Legal Officer

Master Intermediate Income Trust	91

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

92	Master Intermediate Income Trust

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this Microsoft Tag barcode to update your mailing options.

SA713
280805 5/13

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) There have been no changes to the list of the registrant’s identified portfolio managers included in the registrant’s report on Form N-CSR for the most recent completed fiscal year.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

October 1 – October 7, 2012	—	—	—	6,569,062
October 8 – October 31, 2012	—	—	—	6,569,062
November 1 – November 30, 2012	—	—	—	6,569,062
December 1 – December 31, 2012	—	—	—	6,569,062
January 1 – January 31, 2013	—	—	—	6,569,062
February 1 – February 28, 2013	—	—	—	6,569,062
March 1 – March 31, 2013	—	—	—	6,569,062

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund’s outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2011, which remained in effect between October 8, 2011 and October 7, 2012, allowed the fund to repurchases up to a total of 6,569,062 of its shares. The program renewed by the Board in September 2012, which will remain in effect between October 8, 2012 and October 7, 2013, allows the fund to repurchases up to a total of 6,569,062 of its shares.

**	Information prior to October 7, 2012 is based on the total number of shares eligible for repurchase under the program, as amended through September 2011. Information from October 8, 2012 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2012.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 24, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: May 24, 2013